UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
May 31, 2016
Classes A, I and R6
■
Voya Target Retirement 2020 Fund
(formerly, Voya Retirement Solution 2020 Fund)

■
Voya Target Retirement 2025 Fund
(formerly, Voya Retirement Solution 2025 Fund)

■
Voya Target Retirement 2030 Fund
(formerly, Voya Retirement Solution 2030 Fund)

■
Voya Target Retirement 2035 Fund
(formerly, Voya Retirement Solution 2035 Fund)

■
Voya Target Retirement 2040 Fund
(formerly, Voya Retirement Solution 2040 Fund)

■
Voya Target Retirement 2045 Fund
(formerly, Voya Retirement Solution 2045 Fund)

■
Voya Target Retirement 2050 Fund
(formerly, Voya Retirement Solution 2050 Fund)

■
Voya Target Retirement 2055 Fund
(formerly, Voya Retirement Solution 2055 Fund)

■
Voya Target Retirement 2060 Fund

■
Voya In-Retirement Fund
(formerly, Voya Retirement Solution Income Fund)

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Brexit, and what comes after
Dear Shareholder,
Up until mid-June few thought the so-called “Brexit” referendum, on whether the UK should exit or remain in the European Union (“EU”), would have consequences beyond fluctuations in the pound. That changed, however, as momentum shifted toward the “leave” vote. The run-up to the vote saw a broad flight to safety, with slumping stock prices, increasing currency volatility, rising gold prices and newly-low bond yields. The U.S. Federal Reserve Board cited Brexit uncertainty as one of the factors influencing its decision not to hike interest rates in June.
Right up to the poll closings on the eve of June 23rd, pundits thought the “remain” vote would prevail; their expectations were dashed as “leave” took a lead. Markets woke to a nightmare come true on Friday, June 24th: a global sell-off in risk markets, most pronounced in peripheral European and Japanese equities, the British pound and global bank shares. Once the dust settled, markets in Europe had lost close to nine percent, Japan nearly eight percent and the pound eight percent.
That said, equity markets experienced a rapid rebound with both the S&P 500 and Dow Jones Industrial average regaining their footing by month-end. This is evidence that while Brexit represents a shock to the global economy, the rest of the world may not have to follow suit.
By the time you read this, at least a few weeks will have elapsed and the ripples from Brexit have begun to subside. Still, it’s important to keep in mind that stresses such as this call for calm thinking. You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals, don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your financial advisor before taking any actions.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
June 28, 2016
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Year Ended May 31, 2016

In our semi-annual report, we described how markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, were shaken in August when China announced a 2% devaluation of the yuan, yet staged a strong recovery in October. But this was stalling by the end of November and started to unravel in December. Concerns intensified into February before a dramatic rally left the Index down just 4.27% for the fiscal year. (The Index returned -3.96% for the year ended May 31, 2016, measured in U.S. dollars.)
U.S. economic data were mixed during the period. One island of fairly consistent optimism was employment. The May report was somewhat disappointing by itself, but indicated that new jobs were still averaging 200,000 per month with the unemployment rate down to 4.98%. But the good news was like an island because it seemed to end at the water’s edge with little of it exported to other areas of economic activity like wages, prices and retail sales.
The Federal Open Market Committee (“FOMC”) continually referred to employment in its deliberations and the concern was that this would be used to justify more interest rate increases than the economy could bear. The FOMC on December 16 announced a 0.25% increase in the federal funds rate as a first step in normalizing policy, with FOMC members forecasting four additional rate increases in 2016. This was a prospect condemned by many as detached from reality, to the point of risking recession.
So investor sentiment started 2016 in rather a sour mood and this quickly deteriorated.
Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving: the headline index only rose 0.7% in 2015, the smallest increase since 2008. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015.
One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. This “policy divergence” among increasingly powerless central banks was to many commentators an unstable dynamic which could only end badly.
The perception of divergence and the general pessimism were made worse by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy attempt at currency devaluation in August, the authorities were spending about $100bn per month in foreign exchange reserves to keep the yuan steady. On January 7, China set the yuan sharply lower, suggesting that they were now reconciled to further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.
Exactly why many markets hit bottom on February 11 is not clear. At around this time and subsequently, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. Yet by May FOMC officials were talking about two to three increases in 2016, starting soon. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 87% between February 11 and May 31. The Index, down nearly 17% for the fiscal year, regained almost 15% over the same period.
In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 2.99% in the fiscal year, the Barclays U.S. Treasury Bond sub-index added 3.01%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 3.62%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) lost just 0.77%, having been down nearly 13% on February 11.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.72% for the twelve months, 15.43% after February 11, paced by the more defensive utilities 14.62% and telecoms 11.80%. The worst performing sector was energy, down 10.13% for the year, but up 23.52% from February 11. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.
In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.64% against the euro over the fiscal year, 11.45% against the yen, but advanced 5.34% against the pound as latterly the possibility of Britain’s exit from the European Union loomed larger.
In international markets, the MSCI Japan® Index slumped 17.99% in the 12 months through May, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.99%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. Pharmaceutical and auto companies also lagged. The MSCI UK® Index, fell 7.86%. Its financials also suffered from low interest rates, while its heavily weighted miners and oil companies were under pressure from historically low commodities prices.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2020 Index,
S&P Target Date 2025 Index,
S&P Target Date 2030 Index,
S&P Target Date 2035 Index,
S&P Target Date 2040 Index,
S&P Target Date 2045 Index,
S&P Target Date 2050 Index and
S&P Target Date 2055+ Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and beyond 2055 retirement horizon, respectively.

Voya Target Retirement Funds	Portfolio Managers’ Report

The Voya Target Retirement Funds consist of Voya Target Retirement 2020 Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund and Voya In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective* by investing in a combination of other Funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA and Chief Investment Officer, Jody Hrazanek and Halvard Kvaale, CIMA, Portfolio Managers, of Voya Investment Management Co. LLC — the Sub-Adviser.**
The Funds seek to achieve their investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date is the approximate year that an investor in a Fund would plan to make withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches the target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya In-Retirement Fund, which is equal to approximately 35% equity securities and 65% debt instruments.
Portfolio Specifics: For the year ended May 31, 2016, all of the Funds’ Class I shares provided total returns that underperformed their target strategic allocation benchmarks. The Funds also underperformed their benchmarks, the S&P Target Date Indices, for the year.
For the reporting period, Underlying Fund performance contributed to performance before fees and expenses. Underlying Funds with top performance relative to their benchmark included Voya SmallCap Opportunities Fund, Voya MidCap Opportunities Fund and Voya International Core Fund. Underlying Funds with the worst performance relative to their benchmarks included Voya Large Cap Value Fund, Voya Multi-Manager Mid Cap Value Fund and Voya Global Real Estate Fund.
Asset Allocation: We made a number of asset allocation moves within the period. At the beginning of the reporting period, the Funds were overweight developed international equities, euro zone equities, senior loans and long government bonds. These positions were funded by a corresponding underweight to domestic mid cap, emerging markets equities and core U.S. fixed income.
At the start of the reporting period, we closed out the euro zone equities trade enacted in April, shifting proceeds into domestic large cap. Since early April, the run-up in sovereign bond yields caused a significant correction in euro zone equity prices, and the unfolding situation in Greece introduced more risk than we were willing to tolerate.
At the end of July, we reduced exposure to domestic large cap equities, allocating the proceeds to core fixed income. This trade was made to reduce our overweight to equities ahead of the U.S. Federal Reserve Board (“Fed”) interest-rate policy decision in September. We felt the execution of Fed policy or its communication on the subject potentially could trigger a risk market correction. We further sought to de-risk the Funds’ portfolios in August ahead of the Fed’s policy decision, reducing our position in equities and allocating the proceeds to real estate, thus lengthening the duration of the Funds’ portfolios. Subdued U.S. earnings growth, earnings revisions and economic surprises supported the thesis for this “risk-off” trade.
At the end of September, we slightly modified the Funds’ strategic asset allocations, increasing exposure to developed international equities and global real estate while reducing exposures to domestic mid cap and high yield bonds. At the start of October, due to a worsened economic outlook, we sold domestic mid cap for core U.S. fixed income. This trade was unwound at the end of October as the market’s risk appetite increased after economic data were not as poor as expected. In November, we reduced high yield exposure and purchased core U.S. fixed income, given our expectations for a Fed rate rise in December. Further tightening of monetary conditions would weigh on high yield spreads and pressure energy prices, an important part of the high yield universe.
In January, we reduced exposure to U.S. mid-cap equities, allocating proceeds to U.S. core fixed income. This tactical trade was made to reduce risk given uncertainty around Fed policy and global growth. At the start of February, with continual global weakness and policy-induced volatility, we further reduced equity exposure by selling U.S. large cap and developed international equities in favor of U.S. core fixed income.
In mid-February, we hedged our credit exposure to senior bank loans by selling U.S. large-cap and purchasing U.S. core fixed income. Although senior bank loans had performed well despite interest rate expectations having ratcheted lower and increased credit risk, we expected continued market volatility until Fed policy clarity.
In mid-March, we reversed both short-term positions implemented in February, selling U.S. core fixed income and purchasing U.S. large cap and developed international equities. This trade was made to add risk back into the Funds, as recent policy steps from the European Central Bank, Fed and Bank of Japan have ventilated the monetary system and economic growth numbers have firmed. In mid-April, we continued to add risk back to the portfolios by covering a portion of the short U.S. mid cap futures position initiated in January.
At the end of April, to maintain our equity weights through the Funds’ annual glide down, we removed an underweight large cap/overweight core U.S. fixed income position initiated in July of 2015. In addition, we covered the last of the short U.S. mid cap futures position initiated in January. These trades were a continuation of the re-risking of the Funds given our confidence that a trough to earnings weakness was made in the first quarter of 2016. From a strategic asset allocation perspective, the Funds equity exposure was decreased in varying degrees across the suite.

Portfolio Managers’ Report	Voya Target Retirement Funds

Overall, short term asset allocation moves had a moderately negative impact on performance during this 12-month period.
Current Strategy and Outlook: In the U.S., some economic data for April surprised to the upside. A strong retail sales number along with upward revisions to February and March point to stability in consumer spending. Notably, new-home sales moved to eight-year highs in April. April industrial production increased at an above-consensus rate after a negative March, which coupled with strong factory orders and a tick higher in capacity utilization, may suggest stabilization in the manufacturing sector, though we’ve yet to see a corresponding rebound in business capital expenditures. The Federal Reserve Bank of Atlanta’s high-frequency proxy for GDP growth currently stands at 2.5% for the second quarter, well above the sub-1% number posted for the first three months of 2016.
Outside the U.S., activity data in China slowed in April, derailing the March rebound. Industrial production, fixed asset investment and retail sales all came in below consensus, foreshadowing a second quarter growth slowdown. Financing and money growth also came in lower than expected, highlighting the Chinese government’s hesitance to inject additional liquidity after multiple rounds of monetary easing. Fiscal spending has also accelerated in the first quarter, adding to the country’s already-high debt burden.
The rally in risk assets can continue, in our view, but will be subject to periodic consolidation phases such as we saw in April. In our opinion, global liquidity conditions are favorable and growth appears to be slowly improving, but not enough to stoke inflationary pressures; however, we are mindful that many asset classes are at cycle highs on valuation. We continue to look more favorably on the U.S. and take our fixed income credit exposure with an eye toward lower duration than the overall market.

*
Please see the Prospectus for each Fund’s respective investment objective.

**
Effective August 7, 2015, Frank van Etten was removed as a portfolio manager for the Funds. Effective December 18, 2015, Jody Hrazanek was added as a portfolio manager for the Funds.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Voya Target Retirement Funds	Portfolio Managers’ Report

Average Annual Total Returns for the Year Ended May 31, 2016
Voya Target Retirement 2020 Fund, Class I	-0.89%
S&P Target Date 2020 Index	-0.22%
Voya Target Retirement 2025 Fund, Class I	-1.75%
S&P Target Date 2025 Index	-0.60%
Voya Target Retirement 2030 Fund, Class I	-2.41%
S&P Target Date 2030 Index	-0.95%
Voya Target Retirement 2035 Fund, Class I	-3.50%
S&P Target Date 2035 Index	-1.28%
Voya Target Retirement 2040 Fund, Class I	-3.70%
S&P Target Date 2040 Index	-1.54%
Voya Target Retirement 2045 Fund, Class I	-3.80%
S&P Target Date 2045 Index	-1.77%
Voya Target Retirement 2050 Fund, Class I	-3.81%
S&P Target Date 2050 Index	-1.97%
Voya Target Retirement 2055 Fund***, Class I	-3.81%
S&P Target Date 2055+ Index	-2.14%
Voya Target Retirement 2060 Fund, Class I****	2.63%
S&P Target Date 2055+ Index	4.10%
Voya In-Retirement Fund, Class I	0.21%
S&P Target Date Retirement Income Index	1.04%

***
On October 1, 2015, the Voya Retirement Solution 2055 Fund changed its primary benchmark from the S&P Target Date 2050 Index to the S&P Target Date 2055+ Index because the S&P Target Date 2055+ Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Voya Retirement Solution 2055 Fund invests.

****
Performance for the Voya Target Retirement 2060 Fund is for the period since inception on December 21, 2015, to May 31, 2016.

Target Asset Allocation(1)
	2020	2025	2030	2035	2040	2045	2050	2055	2060	Income
U.S. Large Blend	32.0%	34.0%	42.0%	44.0%	45.0%	47.0%	47.0%	49.0%	49.0%	24.0%
U.S. Mid Cap	5.0%	7.0%	7.0%	7.0%	10.0%	11.0%	11.0%	11.0%	11.0%	3.0%
U.S. Small Cap	2.0%	3.0%	3.0%	3.0%	4.0%	4.0%	4.0%	4.0%	4.0%	—
International Equity	11.0%	14.0%	15.0%	19.0%	19.0%	21.0%	21.0%	21.0%	21.0%	5.0%
Emerging Markets	—	3.0%	4.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	—
U.S. Real Estate	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.0%
Global Real Estate	1.0%	1.0%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.5%	1.0%
Commodities	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%
Core Fixed Income	20.0%	17.0%	12.0%	8.0%	7.0%	4.2%	4.2%	4.2%	4.2%	33.0%
High Yield	3.0%	3.0%	3.0%	3.0%	3.0%	—	—	—	—	3.0%
Senior Debt	5.0	5.0%	5.0%	5.0%	2.0%	1.8%	1.8%	—	—	5.0%
Global Bonds	6.0%	6.0%	—	—	—	—	—	—	—	6.0%
TIPS	7.0%	—	—	—	—	—	—	—	—	9.0%
Short Duration	6.0%	5.0%	4.0%	1.0%	—	—	—	—	—	8.0%
Long Gov’t Bonds	—	—	1.0%	—	—	1.0%	1.0%	0.8%	0.8%	1.0%
Total Equity	0.53	0.64	0.75	0.83	0.88	0.93	0.93	0.95	0.95	0.35
Total Fixed Income	0.47	0.36	0.25	0.17	0.12	0.07	0.07	0.05	0.05	0.65

(1)
Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown. Although the Funds expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio Managers’ Report	Voya Target Retirement 2020 Fund

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-6.82%	4.08%
Class I	-0.89%	6.22%
Class R6(3)	-0.89%	6.22%
Excluding Sales Charge:
Class A(2)	-1.17%	5.88%
Class I	-0.89%	6.22%
Class R6(3)	-0.89%	6.22%
S&P Target Date 2020 Index	-0.22%	6.79%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2020 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2025 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-7.61%	4.61%
Class I	-1.75%	6.68%
Class R6(3)	-1.79%	6.67%
Excluding Sales Charge:
Class A(2)	-2.01%	6.43%
Class I	-1.75%	6.68%
Class R6(3)	-1.79%	6.67%
S&P Target Date 2025 Index	-0.60%	7.34%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2030 Fund

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-8.26%	5.31%
Class I	-2.41%	7.40%
Class R6(3)	-2.45%	7.39%
Excluding Sales Charge:
Class A(2)	-2.66%	7.14%
Class I	-2.41%	7.40%
Class R6(3)	-2.45%	7.39%
S&P Target Date 2030 Index	-0.95%	7.89%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2035 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-9.26%	5.36%
Class I	-3.50%	7.40%
Class R6(3)	-3.54%	7.39%
Excluding Sales Charge:
Class A(2)	-3.72%	7.18%
Class I	-3.50%	7.40%
Class R6(3)	-3.54%	7.39%
S&P Target Date 2035 Index	-1.28%	8.32%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2040 Fund

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-9.55%	5.95%
Class I	-3.70%	8.04%
Class R6(3)	-3.73%	8.03%
Excluding Sales Charge:
Class A(2)	-4.00%	7.79%
Class I	-3.70%	8.04%
Class R6(3)	-3.73%	8.03%
S&P Target Date 2040 Index	-1.54%	8.61%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2045 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-9.52%	6.20%
Class I	-3.80%	8.28%
Class R6(3)	-3.74%	8.30%
Excluding Sales Charge:
Class A(2)	-4.03%	8.04%
Class I	-3.80%	8.28%
Class R6(3)	-3.74%	8.30%
S&P Target Date 2045 Index	-1.77%	8.84%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Portfolio Managers’ Report	Voya Target Retirement 2050 Fund

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-9.53%	6.20%
Class I	-3.81%	8.27%
Class R6(3)	-3.74%	8.29%
Excluding Sales Charge:
Class A(2)	-4.03%	8.04%
Class I	-3.81%	8.27%
Class R6(3)	-3.74%	8.29%
S&P Target Date 2050 Index	-1.97%	9.08%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

Voya Target Retirement 2055 Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-9.53%	6.23%
Class I	-3.81%	8.32%
Class R6(3)	-3.84%	8.31%
Excluding Sales Charge:
Class A(2)	-4.04%	8.07%
Class I	-3.81%	8.32%
Class R6(3)	-3.84%	8.31%
S&P Target Date 2055+ Index	-2.14%	9.24%
S&P Target Date 2050 Index	-1.97%	9.08%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

On October 1, 2015, the Fund changed its primary benchmark from the S&P Target Date 2050 Index to the S&P Target Date 2055+ Index because the S&P Target Date 2055+ Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

Portfolio Managers’ Report	Voya Target Retirement 2060 Fund

Cumulative Total Returns for the Period Ended May 31, 2016
Since Inception of Class A, I, & R6 December 21, 2015
Including Sales Charge:
Class A(1)	-3.37%
Class I	2.63%
Class R6	2.63%
Excluding Sales Charge:
Class A	2.52%
Class I	2.63%
Class R6	2.63%
S&P Target Date 2055+ Index	4.10%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

Voya In-Retirement Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended May 31, 2016
	1 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	-5.78%	2.68%
Class I	0.21%	4.80%
Class R6(3)	0.27%	4.82%
Excluding Sales Charge:
Class A(2)	-0.02%	4.46%
Class I	0.21%	4.80%
Class R6(3)	0.27%	4.82%
S&P Target Date Retirement Income Index	1.04%	4.25%
Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya In-Retirement Fund against the index indicated. The index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.
This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.
The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)
Class A incepted on December 21, 2015. The Class A shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)
Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2016**	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2016**
Voya Target Retirement 2020 Fund
Class A(1)	$1,000.00	$1,028.80	0.45%	$2.03	$1,000.00	$1,022.75	0.45%	$2.28
Class I	1,000.00	1,011.50	0.17	0.85	1,000.00	1,024.15	0.17	0.86
Class R6(1)	1,000.00	1,030.00	0.15	0.68	1,000.00	1,024.25	0.15	0.76
Voya Target Retirement 2025 Fund
Class A(1)	$1,000.00	$1,028.60	0.36%	$1.63	$1,000.00	$1,023.20	0.36%	$1.82
Class I	1,000.00	1,009.00	0.16	0.80	1,000.00	1,024.20	0.16	0.81
Class R6(1)	1,000.00	1,029.60	0.08	0.36	1,000.00	1,024.60	0.08	0.40
Voya Target Retirement 2030 Fund
Class A(1)	$1,000.00	$1,027.10	0.39%	$1.76	$1,000.00	$1,023.05	0.39%	$1.97
Class I	1,000.00	1,003.80	0.18	0.90	1,000.00	1,024.10	0.18	0.91
Class R6(1)	1,000.00	1,028.10	0.11	0.50	1,000.00	1,024.45	0.11	0.56
Voya Target Retirement 2035 Fund
Class A(1)	$1,000.00	$1,025.40	0.36%	$1.62	$1,000.00	$1,023.20	0.36%	$1.82
Class I	1,000.00	999.10	0.17	0.85	1,000.00	1,024.15	0.17	0.86
Class R6(1)	1,000.00	1,026.40	0.08	0.36	1,000.00	1,024.60	0.08	0.40
Voya Target Retirement 2040 Fund
Class A(1)	$1,000.00	$1,025.60	0.36%	$1.62	$1,000.00	$1,023.20	0.36%	$1.82
Class I	1,000.00	998.50	0.17	0.85	1,000.00	1,024.15	0.17	0.86
Class R6(1)	1,000.00	1,027.60	0.08	0.36	1,000.00	1,024.60	0.08	0.40

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2016**	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2016**
Voya Target Retirement 2045 Fund
Class A(1)	$1,000.00	$1,025.80	0.38%	$1.71	$1,000.00	$1,023.10	0.38%	$1.92
Class I	1,000.00	998.00	0.17	0.85	1,000.00	1,024.15	0.17	0.86
Class R6(1)	1,000.00	1,027.70	0.09	0.41	1,000.00	1,024.55	0.09	0.46
Voya Target Retirement 2050 Fund
Class A(1)	$1,000.00	$1,025.80	0.37%	$1.67	$1,000.00	$1,023.15	0.37%	$1.87
Class I	1,000.00	997.90	0.17	0.85	1,000.00	1,024.15	0.17	0.86
Class R6(1)	1,000.00	1,027.70	0.09	0.41	1,000.00	1,024.55	0.09	0.46
Voya Target Retirement 2055 Fund
Class A(1)	$1,000.00	$1,025.70	0.38%	$1.71	$1,000.00	$1,023.10	0.38%	$1.92
Class I	1,000.00	997.00	0.18	0.90	1,000.00	1,024.10	0.18	0.91
Class R6(1)	1,000.00	1,026.70	0.10	0.45	1,000.00	1,024.50	0.10	0.51
Voya Target Retirement 2060 Fund
Class A(1)	$1,000.00	$1,025.20	0.41%	$1.85	$1,000.00	$1,022.95	0.41%	$1.85
Class I(1)	1,000.00	1,026.30	0.19	0.86	1,000.00	1,024.05	0.19	0.86
Class R6(1)	1,000.00	1,026.30	0.14	0.63	1,000.00	1,024.30	0.14	0.63
Voya In-Retirement Fund
Class A(1)	$1,000.00	$1,029.20	0.47%	$2.12	$1,000.00	$1,022.65	0.47%	$2.38
Class I	1,000.00	1,017.60	0.17	0.86	1,000.00	1,024.15	0.17	0.86
Class R6(1)	1,000.00	1,030.30	0.20	0.90	1,000.00	1,024.00	0.20	1.01

*
The annualized expense ratios do not include expenses of underlying funds.

**
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was December 21, 2015. Expenses paid for the actual Fund’s return reflect the 163-day period ended May 31, 2016.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Voya Separate Portfolios Trust:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Voya Target Retirement 2020 Fund (formerly, Voya Retirement Solution 2020 Fund), Voya Target Retirement 2025 Fund (formerly, Voya Retirement Solution 2025 Fund), Voya Target Retirement 2030 Fund (formerly, Voya Retirement Solution 2030 Fund), Voya Target Retirement 2035 Fund (formerly, Voya Retirement Solution 2035 Fund), Voya Target Retirement 2040 Fund (formerly, Voya Retirement Solution 2040 Fund), Voya Target Retirement 2045 Fund (formerly, Voya Retirement Solution 2045 Fund), Voya Target Retirement 2050 Fund (formerly, Voya Retirement Solution 2050 Fund), Voya Target Retirement 2055 Fund (formerly, Voya Retirement Solution 2055 Fund), Voya Target Retirement 2060 Fund, and Voya In-Retirement Fund (formerly, Voya Retirement Solution Income Fund), each a series of Voya Separate Portfolios Trust, as of May 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian, transfer agent of the underlying funds, and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Voya Separate Portfolios Trust as of May 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
July 27, 2016

Statements of Assets and Liabilities as of May 31, 2016

	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$436,208	$788,940	$693,731	$693,347
Investments in unaffiliated underlying funds at fair value**	224,616	305,776	403,237	407,281
Total investments at fair value	$660,824	$1,094,716	$1,096,968	$1,100,628
Cash	745	339	95	455
Receivables:
Dividends	589	902	748	596
Prepaid expenses	16,249	16,251	16,251	16,248
Reimbursement due from manager	2,038	7,244	7,312	7,313
Total assets	680,445	1,119,452	1,121,374	1,125,240
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	500	823	690	576
Payable for investment management fees	56	76	100	100
Payable for distribution and shareholder service fees	5	109	109	109
Payable for trustee fees	3	5	5	5
Other accrued expenses and liabilities	19,407	23,395	23,482	23,366
Total liabilities	19,971	24,408	24,386	24,156
NET ASSETS	$660,474	$1,095,044	$1,096,988	$1,101,084
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$656,952	$1,065,852	$1,069,278	$1,075,502
Undistributed net investment income	2,687	4,050	3,544	2,822
Accumulated net realized loss	(6,666)	(1,547)	(3,936)	(4,197)
Net unrealized appreciation	7,501	26,689	28,102	26,957
NET ASSETS	$660,474	$1,095,044	$1,096,988	$1,101,084
* Cost of investments in affiliated underlying funds	$431,385	$768,787	$677,304	$678,650
** Cost of investments in unaffiliated underlying funds	$221,938	$299,240	$391,562	$395,021
Class A
Net assets	$21,554	$517,787	$518,810	$523,693
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,004	48,004	47,987	48,982
Net asset value and redemption price per share†	$10.75	$10.79	$10.81	$10.69
Maximum offering price per share (5.75%)(1)	$11.41	$11.45	$11.47	$11.34
Class I
Net assets	$635,829	$62,469	$63,962	$63,974
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	59,077	5,780	5,905	5,972
Net asset value and redemption price per share	$10.76	$10.81	$10.83	$10.71
Class R6
Net assets	$3,091	$514,788	$514,216	$513,417
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	287	47,669	47,507	47,962
Net asset value and redemption price per share	$10.76	$10.80	$10.82	$10.70

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements of Assets and Liabilities as of May 31, 2016

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$681,123	$682,540	$681,745	$658,508
Investments in unaffiliated underlying funds at fair value**	418,819	465,278	446,551	453,148
Total investments at fair value	$1,099,942	$1,147,818	$1,128,296	$1,111,656
Cash	301	822	762	634
Receivables:
Fund shares sold	—	—	—	5,521
Dividends	448	202	198	127
Prepaid expenses	16,248	16,248	16,248	16,251
Reimbursement due from manager	7,217	8,130	7,686	7,190
Total assets	1,124,156	1,173,220	1,153,190	1,141,379
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	456	204	201	4,000
Payable for investments in unaffiliated underlying funds purchased	—	—	—	1,620
Payable for investment management fees	104	115	111	113
Payable for distribution and shareholder service fees	109	119	115	110
Payable for trustee fees	5	5	5	5
Other accrued expenses and liabilities	23,302	24,138	23,697	23,229
Total liabilities	23,976	24,581	24,129	29,077
NET ASSETS	$1,100,180	$1,148,639	$1,129,061	$1,112,302
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,074,179	$1,118,757	$1,100,969	$1,086,401
Undistributed net investment income	2,227	1,298	1,305	979
Accumulated net realized loss	(5,387)	(4,334)	(4,787)	(5,857)
Net unrealized appreciation	29,161	32,918	31,574	30,779
NET ASSETS	$1,100,180	$1,148,639	$1,129,061	$1,112,302
* Cost of investments in affiliated underlying funds	$665,463	$666,388	$666,151	$643,923
** Cost of investments in unaffiliated underlying funds	$405,318	$448,512	$430,571	$436,954
Class A
Net assets	$521,253	$569,051	$549,260	$533,036
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	48,430	52,400	50,601	49,094
Net asset value and redemption price per share†	$10.76	$10.86	$10.85	$10.86
Maximum offering price per share (5.75%)(1)	$11.42	$11.52	$11.51	$11.52
Class I
Net assets	$65,245	$65,773	$65,782	$65,832
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,048	6,045	6,049	6,052
Net asset value and redemption price per share	$10.79	$10.88	$10.87	$10.88
Class R6
Net assets	$513,682	$513,815	$514,019	$513,434
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	47,662	47,230	47,275	47,226
Net asset value and redemption price per share	$10.78	$10.88	$10.87	$10.87

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements of Assets and Liabilities as of May 31, 2016

	Voya Target Retirement 2060 Fund	Voya In-Retirement Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$638,305	$761,794
Investments in unaffiliated underlying funds at fair value**	440,654	410,762
Total investments at fair value	$1,078,959	$1,172,556
Cash	675	319
Receivables:
Dividends	124	1,446
Prepaid expenses	2,256	16,251
Prepaid offering expense	26,414	—
Reimbursement due from manager	—	7,098
Total assets	1,108,428	1,197,670
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	124	1,182
Payable for investment management fees	110	103
Payable to investment adviser (Note 8)	6,204	—
Payable for distribution and shareholder service fees	107	127
Payable for trustee fees	5	5
Other accrued expenses and liabilities	22,581	24,179
Total liabilities	29,131	25,596
NET ASSETS	$1,079,297	$1,172,074
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,053,057	$1,142,877
Undistributed net investment income	866	5,920
Accumulated net realized loss	(3,581)	(3,321)
Net unrealized appreciation	28,955	26,598
NET ASSETS	1,079,297	$1,172,074
* Cost of investments in affiliated underlying funds	$625,285	$745,187
** Cost of investments in unaffiliated underlying funds	$424,719	$400,771
Class A
Net assets	$514,668	$598,249
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	50,252	57,212
Net asset value and redemption price per share†	$10.24	$10.46
Maximum offering price per share (5.75%)(1)	$10.86	$11.10
Class I
Net assets	$51,328	$58,774
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	5,007	5,612
Net asset value and redemption price per share	$10.25	$10.47
Class R6
Net assets	$513,301	$515,051
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	50,063	49,201
Net asset value and redemption price per share	$10.25	$10.47

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of  $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

Statements of Operations for the year ended May 31, 2016

	Voya Target Retirement 2020 Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$8,707	$5,491	$4,941	$4,204
Dividends from unaffiliated underlying funds	1,978	1,086	1,662	1,619
Total investment income	10,685	6,577	6,603	5,823
EXPENSES:
Investment management fees	1,081	838	963	982
Distribution and shareholder service fees:
Class A	10	547	546	544
Transfer agent fees:
Class A	59	64	64	50
Class I	42	34	35	39
Class R6	17	25	25	31
Shareholder reporting expense	9,775	1,643	1,553	1,865
Registration fees	25,911	25,917	25,917	25,929
Professional fees	22,256	30,087	30,051	30,157
Custody and accounting expense	112	65	69	120
Trustee fees	19	31	31	31
Information statement costs (Note 6)	9,511	2,650	2,670	2,669
Miscellaneous expense	6,827	6,534	6,559	6,296
Total expenses	75,620	68,435	68,483	68,713
Net waived and reimbursed fees	(74,570)	(67,378)	(67,277)	(67,614)
Net expenses	1,050	1,057	1,206	1,099
Net investment income	9,635	5,520	5,397	4,724
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(10,631)	(403)	(1,643)	(1,761)
Sale of unaffiliated underlying funds	(6,298)	(2,213)	(3,059)	(3,128)
Capital gain distributions from affiliated underlying funds	11,470	1,293	1,177	1,013
Capital gain distributions from unaffiliated underlying funds	70	5	4	2
Net realized loss	(5,389)	(1,318)	(3,521)	(3,874)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(11,084)	17,310	13,134	11,518
Unaffiliated underlying funds	1,742	6,380	11,275	11,797
Net change in unrealized appreciation (depreciation)	(9,342)	23,690	24,409	23,315
Net realized and unrealized gain (loss)	(14,731)	22,372	20,888	19,441
Increase (decrease) in net assets resulting from operations	$(5,096)	$27,892	$26,285	$24,165

See Accompanying Notes to Financial Statements

Statements of Operations for the year ended May 31, 2016

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,721	$2,191	$2,175	$1,790
Dividends from unaffiliated underlying funds	1,579	2,298	2,291	2,351
Total investment income	5,300	4,489	4,466	4,141
EXPENSES:
Investment management fees	987	1,081	1,067	1,072
Distribution and shareholder service fees:
Class A	546	576	560	547
Transfer agent fees:
Class A	62	102	72	50
Class I	34	33	31	31
Class R6	27	29	26	20
Shareholder reporting expense	1,865	1,865	1,688	1,683
Registration fees	25,930	25,930	25,921	25,917
Professional fees	30,163	31,012	30,575	30,163
Custody and accounting expense	120	120	63	63
Trustee fees	31	32	32	31
Information statement costs (Note 6)	2,689	2,694	2,692	2,692
Miscellaneous expense	6,291	6,241	6,292	6,269
Total expenses	68,745	69,715	69,019	68,538
Net waived and reimbursed fees	(67,629)	(68,541)	(67,875)	(67,376)
Net expenses	1,116	1,174	1,144	1,162
Net investment income	4,184	3,315	3,322	2,979
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(2,471)	(1,445)	(2,453)	(2,519)
Sale of unaffiliated underlying funds	(3,659)	(3,490)	(2,934)	(4,062)
Capital gain distributions from affiliated underlying funds	1,244	1,354	1,355	1,380
Net realized loss	(4,886)	(3,581)	(4,032)	(5,201)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	12,221	12,228	11,711	10,656
Unaffiliated underlying funds	12,927	16,173	15,385	15,599
Net change in unrealized appreciation (depreciation)	25,148	28,401	27,096	26,255
Net realized and unrealized gain	20,262	24,820	23,064	21,054
Increase in net assets resulting from operations	$24,446	$28,135	$26,386	$24,033

See Accompanying Notes to Financial Statements

Statements of Operations

	Voya Target Retirement 2060 Fund	Voya In-Retirement Fund
	December 21, 2015(1) to May 31, 2016	Year Ended May 31, 2016
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,239	$7,244
Dividends from unaffiliated underlying funds	2,206	2,049
Total investment income	3,445	9,293
EXPENSES:
Investment management fees	997	974
Distribution and shareholder service fees:
Class A	542	587
Transfer agent fees:
Class A	43	51
Class I	27	32
Class R6	21	22
Shareholder reporting expense	790	1,574
Registration fees	2,447	25,915
Professional fees	26,608	30,922
Custody and accounting expense	62	60
Trustee fees	15	33
Offering expense	20,974	—
Information statement costs (Note 6)	—	2,749
Miscellaneous expense	5,921	6,334
Total expenses	58,447	69,253
Net waived and reimbursed fees	(57,233)	(67,598)
Net expenses	1,214	1,655
Net investment income	2,231	7,638
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1)	(1,248)
Sale of unaffiliated underlying funds	(3,653)	(2,570)
Capital gain distributions from affiliated underlying funds	—	565
Capital gain distributions from unaffiliated underlying funds	—	7
Net realized loss	(3,654)	(3,246)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	13,020	15,816
Unaffiliated underlying funds	15,935	10,298
Net change in unrealized appreciation (depreciation)	28,955	26,114
Net realized and unrealized gain	25,301	22,868
Increase in net assets resulting from operations	$27,532	$30,506

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Voya Target Retirement 2020 Fund		Voya Target Retirement 2025 Fund
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$9,635	$9,471	$5,520	$958
Net realized gain (loss)	(5,389)	35,967	(1,318)	4,925
Net change in unrealized appreciation (depreciation)	(9,342)	(12,558)	23,690	(2,434)
Increase (decrease) in net assets resulting from operations	(5,096)	32,880	27,892	3,449
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(47)	—	(840)	—
Class I	(9,838)	(19,295)	(72)	(1,921)
Class R6	(48)	—	(869)	—
Net realized gains:
Class A	(93)	—	(1,092)	—
Class I	(19,208)	(19,042)	(133)	(3,363)
Class R6	(93)	—	(1,092)	—
Total distributions	(29,327)	(38,337)	(4,098)	(5,284)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,951	—	1,003,558	—
Reinvestment of distributions	29,327	38,337	4,098	5,284
	61,278	38,337	1,007,656	5,284
Cost of shares redeemed	(7,719)	—	—	—
Net increase in net assets resulting from capital share transactions	53,559	38,337	1,007,656	5,284
Net increase in net assets	19,136	32,880	1,031,450	3,449
NET ASSETS:
Beginning of year or period	641,338	608,458	63,594	60,145
End of year or period	$660,474	$641,338	$1,095,044	$63,594
Undistributed net investment income at end of year or period	$2,687	$1,867	$4,050	$170

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$5,397	$991	$4,724	$986
Net realized gain (loss)	(3,521)	5,923	(3,874)	6,545
Net change in unrealized appreciation (depreciation)	24,409	(2,736)	23,315	(3,348)
Increase in net assets resulting from operations	26,285	4,178	24,165	4,183
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(970)	—	(969)	—
Class I	(92)	(1,962)	(86)	(2,038)
Class R6	(994)	—	(993)	—
Net realized gains:
Class A	(1,168)	—	(1,179)	—
Class I	(145)	(4,572)	(147)	(5,167)
Class R6	(1,168)	—	(1,180)	—
Total distributions	(4,537)	(6,534)	(4,554)	(7,205)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,005,145	—	1,010,631	—
Reinvestment of distributions	4,537	6,534	4,554	7,205
	1,009,682	6,534	1,015,185	7,205
Net increase in net assets resulting from capital share transactions	1,009,682	6,534	1,015,185	7,205
Net increase in net assets	1,031,430	4,178	1,034,796	4,183
NET ASSETS:
Beginning of year or period	65,558	61,380	66,288	62,105
End of year or period	$1,096,988	$65,558	$1,101,084	$66,288
Undistributed net investment income at end of year or period	$3,544	$182	$2,822	$139

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$4,184	$909	$3,315	$825
Net realized gain (loss)	(4,886)	7,502	(3,581)	7,618
Net change in unrealized appreciation (depreciation)	25,148	(3,817)	28,401	(3,653)
Increase in net assets resulting from operations	24,446	4,594	28,135	4,790
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(987)	—	(1,006)	—
Class I	(89)	(2,101)	(92)	(2,030)
Class R6	(1,010)	—	(1,034)	—
Net realized gains:
Class A	(1,362)	—	(1,508)	—
Class I	(173)	(6,040)	(193)	(6,202)
Class R6	(1,361)	—	(1,508)	—
Total distributions	(4,982)	(8,141)	(5,341)	(8,232)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,023,196	—	1,053,138	—
Reinvestment of distributions	4,982	8,141	5,341	8,232
	1,028,178	8,141	1,058,479	8,232
Cost of shares redeemed	(15,222)	—	(977)	—
Net increase in net assets resulting from capital share transactions	1,012,956	8,141	1,057,502	8,232
Net increase in net assets	1,032,420	4,594	1,080,296	4,790
NET ASSETS:
Beginning of year or period	67,760	63,166	68,343	63,553
End of year or period	$1,100,180	$67,760	$1,148,639	$68,343
Undistributed net investment income at end of year or period	$2,227	$98	$1,298	$59

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$3,322	$826	$2,979	$796
Net realized gain (loss)	(4,032)	7,628	(5,201)	7,679
Net change in unrealized appreciation (depreciation)	27,096	(3,664)	26,255	(3,601)
Increase in net assets resulting from operations	26,386	4,790	24,033	4,874
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,007)	—	(987)	—
Class I	(87)	(2,032)	(87)	(2,024)
Class R6	(1,030)	—	(1,010)	—
Net realized gains:
Class A	(1,510)	—	(1,489)	—
Class I	(193)	(6,167)	(191)	(6,242)
Class R6	(1,510)	—	(1,490)	—
Total distributions	(5,337)	(8,199)	(5,254)	(8,266)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,034,332	—	1,020,711	—
Reinvestment of distributions	5,337	8,199	5,254	8,266
	1,039,669	8,199	1,025,965	8,266
Cost of shares redeemed	—	—	(909)	—
Net increase in net assets resulting from capital share transactions	1,039,669	8,199	1,025,056	8,266
Net increase in net assets	1,060,718	4,790	1,043,835	4,874
NET ASSETS:
Beginning of year or period	68,343	63,553	68,467	63,593
End of year or period	$1,129,061	$68,343	$1,112,302	$68,467
Undistributed net investment income at end of year or period	$1,305	$54	$979	$30

See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Voya Target Retirement 2060 Fund	Voya In-Retirement Fund
	December 21, 2015(1) to May 31, 2016	Year Ended May 31, 2016	Year Ended May 31, 2015
FROM OPERATIONS:
Net investment income	$2,231	$7,638	$1,129
Net realized gain (loss)	(3,654)	(3,246)	2,952
Net change in unrealized appreciation (depreciation)	28,955	26,114	(1,627)
Increase in net assets resulting from operations	27,532	30,506	2,454
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(600)	(971)	—
Class I	(62)	(74)	(1,801)
Class R6	(630)	(995)	—
Net realized gains:
Class A	—	(858)	—
Class I	—	(98)	(1,856)
Class R6	—	(858)	—
Total distributions	(1,292)	(3,854)	(3,657)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,051,765	1,092,585	—
Reinvestment of distributions	1,292	3,854	3,657
	1,053,057	1,096,439	3,657
Cost of shares redeemed	—	(9,655)	—
Net increase in net assets resulting from capital share transactions	1,053,057	1,086,784	3,657
Net increase in net assets	1,079,297	1,113,436	2,454
NET ASSETS:
Beginning of year or period	—	58,638	56,184
End of year or period	$1,079,297	$1,172,074	$58,638
Undistributed net investment income at end of year or period	$866	$5,920	$283

(1)
Commencement of operations.

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2020 Fund
Class A
12-21-15(4) - 05-31-16	10.96	0.04•	0.26	0.30	0.17	0.34	—	0.51	—	10.75	2.88	14.30	0.45	0.45	0.78	22	86
Class I
05-31-16	11.39	0.17	(0.29)	(0.12)	0.17	0.34	—	0.51	—	10.76	(0.89)	12.03	0.17	0.17	1.54	636	86
05-31-15	11.52	0.17•	0.43	0.60	0.37	0.36	—	0.73	—	11.39	5.38	22.77	0.18	0.18	1.52	641	42
05-31-14	10.57	0.17•	1.01	1.18	0.18	0.05	—	0.23	—	11.52	11.23	34.18	0.14	0.14	1.55	608	56
12-20-12(4) - 05-31-13	10.00	0.08	0.52	0.60	0.03	—	—	0.03	—	10.57	6.00	157.18	0.14	0.14	1.71	53	25
Class R6
12-21-15(4) - 05-31-16	10.96	0.06•	0.26	0.32	0.18	0.34	—	0.52	—	10.76	3.00	13.93	0.15	0.15	1.19	3	86
Voya Target Retirement 2025 Fund
Class A
12-21-15(4) - 05-31-16	10.53	0.04•	0.26	0.30	0.02	0.02	—	0.04	—	10.79	2.86	9.11	0.36	0.36	0.90	518	54
Class I
05-31-16	11.04	0.16	(0.36)	(0.20)	0.01	0.02	—	0.03	—	10.81	(1.75)	47.30	0.16	0.16	1.56	62	54
05-31-15	11.42	0.18•	0.44	0.62	0.36	0.64	—	1.00	—	11.04	5.78	70.64	0.15	0.15	1.55	64	52
05-31-14	10.66	0.18	1.14	1.32	0.29	0.27	—	0.56	—	11.42	12.52	100.08	0.12	0.12	1.55	60	48
12-20-12(4) - 05-31-13	10.00	0.07	0.62	0.69	0.03	—	—	0.03	—	10.66	6.87	156.48	0.13	0.13	1.54	53	24
Class R6
12-21-15(4) - 05-31-16	10.53	0.05•	0.26	0.31	0.02	0.02	—	0.04	—	10.80	2.96	8.84	0.08	0.08	1.18	515	54
Voya Target Retirement 2030 Fund
Class A
12-21-15(4) - 05-31-16	10.57	0.04•	0.24	0.28	0.02	0.02	—	0.04	—	10.81	2.71	9.11	0.39	0.39	0.86	519	55
Class I
05-31-16	11.14	0.17	(0.44)	(0.27)	0.02	0.02	—	0.04	—	10.83	(2.41)	46.50	0.18	0.18	1.61	64	55
05-31-15	11.64	0.18•	0.56	0.74	0.37	0.87	—	1.24	—	11.14	6.77	69.34	0.18	0.18	1.57	66	71
05-31-14	10.78	0.17	1.28	1.45	0.32	0.27	—	0.59	—	11.64	13.63	99.48	0.13	0.13	1.46	61	53
12-20-12(4) - 05-31-13	10.00	0.06	0.74	0.80	0.02	—	—	0.02	—	10.78	8.03	155.65	0.13	0.13	1.21	54	22
Class R6
12-21-15(4) - 05-31-16	10.57	0.05•	0.24	0.29	0.02	0.02	—	0.04	—	10.82	2.81	8.84	0.11	0.11	1.14	514	55
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2035 Fund
Class A
12-21-15(4) - 05-31-16	10.47	0.03•	0.23	0.26	0.02	0.02	—	0.04	—	10.69	2.54	9.13	0.36	0.36	0.73	524	43
Class I
05-31-16	11.14	0.16	(0.56)	(0.40)	0.01	0.02	—	0.03	—	10.71	(3.50)	46.77	0.17	0.17	1.53	64	43
05-31-15	11.78	0.18•	0.55	0.73	0.39	0.98	—	1.37	—	11.14	6.67	68.98	0.18	0.18	1.54	66	76
05-31-14	10.83	0.17	1.38	1.55	0.32	0.28	—	0.60	—	11.78	14.54	98.11	0.13	0.13	1.41	62	56
12-20-12(4) - 05-31-13	10.00	0.05	0.80	0.85	0.02	—	—	0.02	—	10.83	8.48	155.42	0.13	0.13	1.02	54	19
Class R6
12-21-15(4) - 05-31-16	10.47	0.05•	0.22	0.27	0.02	0.02	—	0.04	—	10.70	2.64	8.86	0.08	0.08	1.01	513	43
Voya Target Retirement 2040 Fund
Class A
12-21-15(4) - 05-31-16	10.54	0.03•	0.24	0.27	0.02	0.03	—	0.05	—	10.76	2.56	9.11	0.36	0.36	0.62	521	46
Class I
05-31-16	11.25	0.15	(0.57)	(0.42)	0.01	0.03	—	0.04	—	10.79	(3.70)	45.97	0.17	0.17	1.38	65	46
05-31-15	11.99	0.16•	0.65	0.81	0.40	1.15	—	1.55	—	11.25	7.31	67.80	0.18	0.18	1.39	68	81
05-31-14	10.90	0.15	1.54	1.69	0.33	0.27	—	0.60	—	11.99	15.69	97.53	0.13	0.13	1.21	63	53
12-20-12(4) - 05-31-13	10.00	0.04	0.88	0.92	0.02	—	—	0.02	—	10.90	9.17	154.90	0.14	0.14	0.79	55	19
Class R6
12-21-15(4) - 05-31-16	10.54	0.04•	0.25	0.29	0.02	0.03	—	0.05	—	10.78	2.76	8.84	0.08	0.08	0.90	514	46
Voya Target Retirement 2045 Fund
Class A
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.58	9.09	0.38	0.38	0.42	569	35
Class I
05-31-16	11.36	0.13	(0.56)	(0.43)	0.02	0.03	—	0.05	—	10.88	(3.80)	45.68	0.17	0.17	1.22	66	35
05-31-15	12.08	0.15•	0.70	0.85	0.39	1.18	—	1.57	—	11.36	7.60	67.49	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.61	1.74	0.32	0.27	—	0.59	—	12.08	16.10	97.19	0.12	0.12	1.07	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.73	0.13	0.13	0.61	55	19
Class R6
12-21-15(4) - 05-31-16	10.64	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.88	2.77	8.81	0.09	0.09	0.72	514	35
Voya Target Retirement 2050 Fund
Class A
12-21-15(4) - 05-31-16	10.63	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.85	2.58	9.06	0.37	0.37	0.43	549	34
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund (continued)
Class I
05-31-16	11.35	0.13	(0.57)	(0.44)	0.01	0.03	—	0.04	—	10.87	(3.81)	45.65	0.17	0.17	1.22	66	34
05-31-15	12.07	0.15•	0.69	0.84	0.39	1.17	—	1.56	—	11.35	7.54	67.57	0.17	0.17	1.26	68	79
05-31-14	10.93	0.13	1.62	1.75	0.32	0.29	—	0.61	—	12.07	16.16	97.42	0.12	0.12	1.06	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Class R6
12-21-15(4) - 05-31-16	10.63	0.03•	0.26	0.29	0.02	0.03	—	0.05	—	10.87	2.77	8.79	0.09	0.09	0.72	514	34
Voya Target Retirement 2055 Fund
Class A
12-21-15(4) - 05-31-16	10.64	0.02•	0.25	0.27	0.02	0.03	—	0.05	—	10.86	2.57	9.07	0.38	0.38	0.38	533	37
Class I
05-31-16	11.36	0.12	(0.56)	(0.44)	0.01	0.03	—	0.04	—	10.88	(3.81)	45.61	0.18	0.18	1.14	66	37
05-31-15	12.08	0.14•	0.71	0.85	0.38	1.19	—	1.57	—	11.36	7.65	67.56	0.18	0.18	1.21	68	83
05-31-14	10.93	0.13	1.62	1.75	0.32	0.28	—	0.60	—	12.08	16.21	97.28	0.12	0.12	1.05	64	54
12-20-12(4) - 05-31-13	10.00	0.03	0.91	0.94	0.01	—	—	0.01	—	10.93	9.45	154.72	0.13	0.13	0.61	55	18
Class R6
12-21-15(4) - 05-31-16	10.64	0.03•	0.25	0.28	0.02	0.03	—	0.05	—	10.87	2.67	8.80	0.10	0.10	0.65	513	37
Voya Target Retirement 2060 Fund
Class A
12-21-15(4) - 05-31-16	10.00	0.02•	0.23	0.25	0.01	—	—	0.01	—	10.24	2.52	12.92	0.41	0.41	0.35	515	17
Class I
12-21-15(4) - 05-31-16	10.00	0.02•	0.24	0.26	0.01	—	—	0.01	—	10.25	2.63	12.77	0.19	0.19	0.57	51	17
Class R6
12-21-15(4) - 05-31-16	10.00	0.03•	0.23	0.26	0.01	—	—	0.01	—	10.25	2.63	12.66	0.14	0.14	0.62	513	17
Voya In-Retirement Fund
Class A
12-21-15(4) - 05-31-16	10.20	0.06•	0.24	0.30	0.02	0.02	—	0.04	—	10.46	2.92	9.04	0.47	0.47	1.30	598	44
Class I
05-31-16	10.48	0.19	(0.17)	0.02	0.01	0.02	—	0.03	—	10.47	0.21	49.40	0.17	0.17	1.81	59	44
05-31-15	10.73	0.22	0.22	0.44	0.34	0.35	—	0.69	—	10.48	4.34	74.46	0.13	0.13	1.97	59	39
05-31-14	10.30	0.22	0.63	0.85	0.27	0.15	—	0.42	—	10.73	8.42	104.80	0.12	0.12	2.07	56	31
12-20-12(4) - 05-31-13	10.00	0.14	0.23	0.37	0.07	—	—	0.07	—	10.30	3.68	157.06	0.11	0.11	3.05	52	27
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(5)	Expenses net of fee waivers and/or recoupments if any(2)(3)(5)	Expenses net of all reductions/additions(2)(3)(5)	Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya In-Retirement Fund (continued)
Class R6
12-21-15(4) - 05-31-16	10.20	0.07•	0.24	0.31	0.02	0.02	—	0.04	—	10.47	3.03	8.78	0.20	0.20	1.58	515	44

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Ratios do not include expenses of the Underlying Funds.

•
Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016

NOTE 1 — ORGANIZATION
Voya Separate Portfolios (“SPorts”) Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target Retirement 2020 Fund (“Retirement 2020”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”) and Voya In-Retirement Fund (“In-Retirement”), each a diversified series of the Trust.
Each Fund offers Class A, Class I and Class R6 shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the year ended May 31, 2016, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from affiliated Underlying Funds are recorded as distributions of realized gains from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.
Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.
D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Offering Costs. Costs incurred with the offering of shares of a Fund are deferred and amortized over a twelve month period on a straight-line basis starting at the commencement of operations.
H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended May 31, 2016, the cost of purchases and the proceeds from the sales of investments were as follows:
	Purchases	Sales
Retirement 2020	$575,874	$542,482
Retirement 2025	1,293,494	284,446
Retirement 2030	1,298,007	287,302
Retirement 2035	1,241,948	226,853
Retirement 2040	1,251,758	239,751
Retirement 2045	1,244,891	189,995
Retirement 2050	1,215,379	178,253
Retirement 2055	1,214,918	192,517
Retirement 2060	1,220,851	167,192
In-Retirement	1,330,548	239,852
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee equal to 0.10% of each Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of each Fund’s average daily net assets invested in unaffiliated Underlying Funds and/or other investments. The Investment Adviser is contractually obligated to waive 0.10% of the management fee for each Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Funds have a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class A shares of the Funds pay the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended May 31, 2016, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:
Retirement 2020	$29
Retirement 2025	14
Retirement 2030	37
Retirement 2035	—
Retirement 2040	55
Retirement 2045	30
Retirement 2050	288
Retirement 2055	193
Retirement 2060	19
In-Retirement	154
For the year ended May 31, 2016, the Distributor did not retain any Contingent Deferred Sales Charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the year ended May 31, 2016, the below Funds incurred the following amounts of information statement costs associated with changes to the Funds’ name, principal investment strategies and expense limitation agreement for Class I shares; and the addition of Classes A and R6. The Investment Adviser reimbursed the Funds for these costs.
Retirement 2020	$9,511
Retirement 2025	2,650
Retirement 2030	2,670
Retirement 2035	2,669
Retirement 2040	2,689
Retirement 2045	2,694
Retirement 2050	2,692
Retirement 2055	2,692
In-Retirement	2,749

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

At May 31, 2016, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Funds:
Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	Retirement 2020	10.26%
	Retirement 2025	99.67
	Retirement 2030	99.52
	Retirement 2035	99.01
	Retirement 2040	99.25
	Retirement 2045	95.11
	Retirement 2050	96.80
	Retirement 2055	98.17
	Retirement 2060	99.82
	In-Retirement	92.85
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “Plan”), which allows eligible independent trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At May 31, 2016, the below Funds had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
Retirement 2020	Audit	$11,949
	Postage	4,161
	Miscellaneous	2,562
Retirement 2025	Audit	19,863
	Miscellaneous	2,361
Fund	Accrued Expenses	Amount
Retirement 2030	Audit	19,884
	Miscellaneous	2,363
Retirement 2035	Audit	20,052
	Miscellaneous	2,068
Retirement 2040	Audit	20,019
	Miscellaneous	2,053
Retirement 2045	Audit	20,902
	Miscellaneous	2,004
Retirement 2050	Audit	20,479
	Miscellaneous	2,167
Retirement 2055	Audit	20,047
	Miscellaneous	2,142
Retirement 2060	Audit	19,589
	Miscellaneous	2,103
In-Retirement	Audit	20,847
	Miscellaneous	2,206
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:
Fund(1)	Class A	Class I	Class R6
Retirement 2020	0.95%	0.70%	0.65%
Retirement 2025	0.95%	0.70%	0.65%
Retirement 2030	0.95%	0.70%	0.65%
Retirement 2035	0.95%	0.70%	0.65%
Retirement 2040	0.95%	0.70%	0.65%
Retirement 2045	0.95%	0.70%	0.65%
Retirement 2050	0.95%	0.70%	0.65%
Retirement 2055	0.95%	0.70%	0.65%
Retirement 2060	0.95%	0.70%	0.65%
In-Retirement	0.95%	0.66%	0.65%

(1)
These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Prior to December 18, 2015, the Expense Limitation Agreement for certain of the Funds’ Class I shares were as follows:
Fund(1)	Class I
Retirement 2020	0.80%
Retirement 2025	0.82%
Retirement 2030	0.86%
Retirement 2035	0.90%
Retirement 2040	0.92%
Retirement 2045	0.92%
Retirement 2050	0.92%
Retirement 2055	0.92%

(1)
These operating expense limits took into account the operating expenses incurred at the Underlying Fund level.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of May 31, 2016, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	May 31,
Fund	2017	2018	2019	Total
Retirement 2020	$170,450	$140,508	$64,359	$375,317
Retirement 2025	56,480	43,427	64,221	164,128
Retirement 2030	57,106	43,727	64,100	164,933
Retirement 2035	56,794	43,991	64,415	165,200
Retirement 2040	57,186	44,081	64,414	165,681
Retirement 2045	57,246	44,199	65,308	166,753
Retirement 2050	57,379	44,254	64,653	166,286
Retirement 2055	57,356	44,256	64,165	165,777
Retirement 2060	—	—	56,743	56,743
In-Retirement	55,856	42,637	64,303	162,796
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of May 31, 2016, are as follows:
	May 31,
	2017	2018	2019	Total
Retirement 2020
Class A	$—	$—	$56	$56
Class R6	—	—	17	17
Retirement 2025
Class R6	—	—	8	8
Retirement 2030
Class R6	—	—	9	9
Retirement 2035
Class I	—	—	2	2
Class R6	—	—	31	31
	May 31,
	2017	2018	2019	Total
Retirement 2040
Class R6	—	—	27	27
Retirement 2045
Class R6	—	—	28	28
Retirement 2050
Class R6	—	—	25	25
Retirement 2055
Class R6	—	—	19	19
Retirement 2060
Class I	—	—	15	15
Class R6	—	—	21	21
In-Retirement
Class I	—	—	11	11
Class R6	—	—	21	21
The Expense Limitation Agreement is contractual through October 1, 2017 (except for In-Retirement’s Class I shares, which is through October 1, 2016) and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
For the year ended May 31, 2016, Retirement 2060 had payable to the Investment Advisor of  $6,204, representing a recoupment of previously reimbursed fees.
NOTE 9 — LINE OF CREDIT
Effective May 20, 2016, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Funds did not utilize the line of credit during the year ended May 31, 2016.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2020
Class A
12/21/2015(1) - 5/31/2016	2,722	—	13	(731)	2,004	28,951	—	141	(7,719)	21,373
Class I
5/31/2016	—	—	2,766	—	2,766	—	—	29,045	—	29,045
5/31/2015	—	—	3,476	—	3,476	—	—	38,337	—	38,337
Class R6
12/21/2015(1) - 5/31/2016	274	—	13	—	287	3,000	—	141	—	3,141
Retirement 2025
Class A
12/21/2015(1) - 5/31/2016	47,821	—	183	—	48,004	503,558	—	1,933	—	505,491
Class I
5/31/2016	—	—	19	—	19	—	—	204	—	204
5/31/2015	—	—	496	—	496	—	—	5,284	—	5,284
Class R6
12/21/2015(1) - 5/31/2016	47,483	—	186	—	47,669	500,000	—	1,961	—	501,961
Retirement 2030
Class A
12/21/2015(1) - 5/31/2016	47,786	—	201	—	47,987	505,145	—	2,138	—	507,283
Class I
5/31/2016	—	—	22	—	22	—	—	237	—	237
5/31/2015	—	—	610	—	610	—	—	6,534	—	6,534
Class R6
12/21/2015(1) - 5/31/2016	47,303	—	204	—	47,507	500,000	—	2,162	—	502,162
Retirement 2035
Class A
12/21/2015(1) - 5/31/2016	48,778	—	204	—	48,982	510,631	—	2,149	—	512,780
Class I
5/31/2016	—	—	22	—	22	—	—	232	—	232
5/31/2015	—	—	675	—	675	—	—	7,205	—	7,205
Class R6
12/21/2015(1) - 5/31/2016	47,755	—	207	—	47,962	500,000	—	2,173	—	502,173
Retirement 2040
Class A
12/21/2015(1) - 5/31/2016	49,752	—	222	(1,544)	48,430	523,196	—	2,348	(15,222)	510,322
Class I
5/31/2016	—	—	25	—	25	—	—	262	—	262
5/31/2015	—	—	757	—	757	—	—	8,141	—	8,141
Class R6
12/21/2015(1) - 5/31/2016	47,438	—	224	—	47,662	500,000	—	2,372	—	502,372

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2045
Class A
12/21/2015(1) - 5/31/2016	52,256	—	235	(91)	52,400	553,138	—	2,514	(977)	554,675
Class I
5/31/2016	—	—	27	—	27	—	—	285	—	285
5/31/2015	—	—	759	—	759	—	—	8,232	—	8,232
Class R6
12/21/2015(1) - 5/31/2016	46,992	—	238	—	47,230	500,000	—	2,542	—	502,542
Retirement 2050
Class A
12/21/2015(1) - 5/31/2016	50,365	—	236	—	50,601	534,332	—	2,516	—	536,848
Class I
5/31/2016	—	—	26	—	26	—	—	281	—	281
5/31/2015	—	—	756	—	756	—	—	8,199	—	8,199
Class R6
12/21/2015(1) - 5/31/2016	47,037	—	238	—	47,275	500,000	—	2,540	—	502,540
Retirement 2055
Class A
12/21/2015(1) - 5/31/2016	48,947	—	232	(85)	49,094	520,711	—	2,476	(909)	522,278
Class I
5/31/2016	—	—	26	—	26	—	—	278	—	278
5/31/2015	—	—	762	—	762	—	—	8,266	—	8,266
Class R6
12/21/2015(1) - 5/31/2016	46,992	—	234	—	47,226	500,000	—	2,500	—	502,500
Retirement 2060
Class A
12/21/2015(1) - 5/31/2016	50,193	—	59	—	50,252	501,755	—	600	—	502,355
Class I
12/21/2015(1) - 5/31/2016	5,001	—	6	—	5,007	50,010	—	62	—	50,072
Class R6
12/21/2015(1) - 5/31/2016	50,000	—	63	—	50,063	500,000	—	630	—	500,630
In-Retirement
Class A
12/21/2015(1) - 5/31/2016	57,955	—	180	(923)	57,212	592,585	—	1,829	(9,655)	584,759
Class I
5/31/2016	—	—	17	—	17	—	—	172	—	172
5/31/2015	—	—	358	—	358	—	—	3,657	—	3,657
Class R6
12/21/2015(1) - 5/31/2016	49,019	—	182	—	49,201	500,000	—	1,853	—	501,853

(1)
Commencement of operations

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The following permanent tax differences have been reclassified as of May 31, 2016:
	Undistributed Net Investment Income	Accumulated Net Realized Gains/ (Losses)
Retirement 2020	$1,118	$(1,118)
Retirement 2025	141	(141)
Retirement 2030	21	(21)
Retirement 2035	7	(7)
Retirement 2040	31	(31)
Retirement 2045	56	(56)
Retirement 2050	53	(53)
	Undistributed Net Investment Income	Accumulated Net Realized Gains/ (Losses)
Retirement 2055	54	(54)
Retirement 2060	(73)	73
In-Retirement	39	(39)
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended May 31, 2016		Year Ended May 31, 2015
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Retirement 2020	$10,417	$18,910	$24,526	$13,811
Retirement 2025	2,033	2,065	2,829	2,455
Retirement 2030	2,408	2,129	3,012	3,522
Retirement 2035	2,434	2,120	3,206	3,999
Retirement 2040	2,488	2,494	3,387	4,754
Retirement 2045	2,526	2,815	3,474	4,758
Retirement 2050	2,520	2,817	3,433	4,766
Retirement 2055	2,536	2,718	3,507	4,759
Retirement 2060	1,292	—	—	—
In-Retirement	2,133	1,721	2,672	985

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2016 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Retirement 2020	$2,691	$—	$—	$1,827	$(992)	None
Retirement 2025	4,539	210	(675)	25,119	—	—
Retirement 2030	3,545	—	(2,812)	26,978	—	—
Retirement 2035	2,823	—	(2,999)	25,759	—	—
Retirement 2040	2,228	—	(2,484)	26,258	—	—
Retirement 2045	1,299	—	(1,480)	30,064	—	—
Retirement 2050	1,306	—	(1,964)	28,751	—	—
Retirement 2055	980	—	(3,810)	28,732	—	—
Retirement 2060	867	—	(3,323)	28,697	—	—
In-Retirement	5,921	—	(949)	24,226	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of May 31, 2016, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012, the year of commencement of operations.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2016 (continued)

NOTE 12 — SUBSEQUENT EVENTS
Expense Limitation Agreement: On November 19, 2015, the Board approved a modification to the expense limit with respect to In-Retirement. After October 1, 2016, the new expense limit, through October 1, 2017, will increase to 0.70% for Class I.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.0%
260		iShares Russell 1000 Value Index Fund	$26,617	4.0
69		iShares Russell 2000 Value Index Fund	6,687	1.0
828		Schwab U.S. TIPs ETF	45,722	7.0
		Total Exchange-Traded Funds
		(Cost $78,595)	79,026	12.0
MUTUAL FUNDS: 88.1%
		Affiliated Investment Companies: 66.1%
2,964		Voya Corporate Leaders® 100 Fund - Class R6	52,644	8.0
3,386		Voya Floating Rate Fund - Class I	33,252	5.0
3,922		Voya Global Bond Fund - Class R6	39,333	6.0
328		Voya Global Real Estate Fund - Class R6	6,557	1.0
2,567		Voya High Yield Bond Fund - Class I	19,897	3.0
7,855		Voya Intermediate Bond Fund - Class R6	79,262	12.1
2,894		Voya International Core Fund - Class I	25,927	3.9
1,667		Voya Large Cap Value Fund - Class R6	19,757	3.0
1,383	@	Voya Large-Cap Growth Fund - Class R6	47,094	7.1
697	@	Voya MidCap Opportunities Fund - Class R6	16,786	2.5
2,544		Voya Multi-Manager International Equity Fund - Class I	26,308	4.0
1,601		Voya Multi-Manager Mid Cap Value Fund - Class I	16,506	2.5
313		Voya Real Estate Fund - Class R6	6,556	1.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
4,007		Voya Short Term Bond Fund - Class R6	$39,587	6.0
124	@	Voya SmallCap Opportunities Fund - Class R6	6,742	1.0
			436,208	66.1
		Unaffiliated Investment Companies: 22.0%
1,349	@	Credit Suisse Commodity Return Strategy Fund - Class I	6,612	1.0
4,802		TIAA-CREF Bond Index Fund - Class I	52,679	8.0
1,171		TIAA-CREF International Equity Index Fund - Class I	19,573	3.0
2,835		TIAA-CREF S&P 500 Index Fund - Class I	66,726	10.0
			145,590	22.0
		Total Mutual Funds
		(Cost $574,728)	581,798	88.1
		Total Investments in Securities
		(Cost $653,323)	$660,824	100.1
		Liabilities in Excess of Other Assets	(350)	(0.1)
		Net Assets	$660,474	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $658,997.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,594
Gross Unrealized Depreciation	(12,767)
Net Unrealized Appreciation	$1,827

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$79,026	$—	$—	$79,026
Mutual Funds	581,798	—	—	581,798
Total Investments, at fair value	$660,824	$—	$—	$660,824

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2020 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$—	$74,060	$(23,639)	$2,223	$52,644	$443	$1,485	$—
Voya Floating Rate Fund - Class I	32,308	5,233	(3,481)	(808)	33,252	1,316	(124)	—
Voya Global Bond Fund - Class R6	38,638	4,880	(5,786)	1,601	39,333	173	(342)	—
Voya Global Real Estate Fund - Class R6	—	6,583	—	(26)	6,557	—	—	—
Voya High Yield Bond Fund - Class I	25,881	3,859	(9,048)	(795)	19,897	1,225	(625)	—
Voya Intermediate Bond Fund - Class R6	93,685	17,873	(31,293)	(1,003)	79,262	2,332	498	—
Voya International Core Fund - Class I	57,355	15,660	(49,699)	2,611	25,927	477	(8,455)	651
Voya Large Cap Growth Fund - Class R6	92,652	5,194	(81,175)	(16,671)	—	273	(36)	2,278
Voya Large Cap Value Fund - Class R6	57,688	13,849	(51,244)	(536)	19,757	879	(5,080)	1,357
Voya Large-Cap Growth Fund - Class R6	—	84,836	(42,603)	4,861	47,094	—	9,961	—
Voya MidCap Opportunities Fund - Class R6	22,409	9,654	(14,164)	(1,113)	16,786	—	(1,227)	1,243
Voya Multi-Manager International Equity Fund - Class I	—	50,830	(24,497)	(25)	26,308	319	109	234
Voya Multi-Manager Mid Cap Value Fund - Class I	22,417	11,517	(17,206)	(222)	16,506	191	(4,189)	2,464
Voya Real Estate Fund - Class R6	12,746	2,663	(8,327)	(526)	6,556	313	781	538
Voya Short Term Bond Fund - Class R6	38,737	6,060	(4,866)	(344)	39,587	718	(45)	—
Voya Small Company Fund - Class R6	19,214	3,426	(22,055)	(585)	—	48	(3,301)	2,705
Voya SmallCap Opportunities Fund - Class R6	—	10,843	(4,375)	274	6,742	—	(41)	—
	$513,730	$327,020	$(393,458)	$(11,084)	$436,208	$8,707	$(10,631)	$11,470

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.4%
946		iShares MSCI Emerging Markets Index Fund	$31,341	2.9
429		iShares Russell 1000 Value Index Fund	43,917	4.0
171		iShares Russell 2000 Value Index Fund	16,573	1.5
		Total Exchange-Traded Funds
		(Cost $91,399)	91,831	8.4
MUTUAL FUNDS: 91.6%
		Affiliated Investment Companies: 72.1%
5,530		Voya Corporate Leaders® 100 Fund - Class R6	98,208	9.0
5,612		Voya Floating Rate Fund - Class I	55,110	5.0
6,499		Voya Global Bond Fund - Class R6	65,189	6.0
544		Voya Global Real Estate Fund - Class R6	10,867	1.0
4,255		Voya High Yield Bond Fund - Class I	32,978	3.0
13,556		Voya Intermediate Bond Fund - Class R6	136,775	12.5
6,012		Voya International Core Fund - Class I	53,867	4.9
3,233		Voya Large Cap Value Fund - Class R6	38,306	3.5
2,457	@	Voya Large-Cap Growth Fund - Class R6	83,628	7.6
1,616	@	Voya MidCap Opportunities Fund - Class R6	38,949	3.6
5,259		Voya Multi-Manager International Equity Fund - Class I	54,373	5.0
3,715		Voya Multi-Manager Mid Cap Value Fund - Class I	38,301	3.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
518		Voya Real Estate Fund - Class R6	$10,866	1.0
5,534		Voya Short Term Bond Fund - Class R6	54,674	5.0
309	@	Voya SmallCap Opportunities Fund - Class R6	16,849	1.5
			788,940	72.1
		Unaffiliated Investment Companies: 19.5%
2,233	@	Credit Suisse Commodity Return Strategy Fund - Class I	10,941	1.0
4,481		TIAA-CREF Bond Index Fund - Class I	49,160	4.5
2,592		TIAA-CREF International Equity Index Fund - Class I	43,312	4.0
4,695		TIAA-CREF S&P 500 Index Fund - Class I	110,532	10.0
			213,945	19.5
		Total Mutual Funds
		(Cost $976,628)	1,002,885	91.6
		Total Investments in Securities
		(Cost $1,068,027)	$1,094,716	100.0
		Assets in Excess of Other Liabilities	328	—
		Net Assets	$1,095,044	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,069,597.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$28,311
Gross Unrealized Depreciation	(3,192)
Net Unrealized Appreciation	$25,119

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$91,831	$—	$—	$91,831
Mutual Funds	1,002,885	—	—	1,002,885
Total Investments, at fair value	$1,094,716	$—	$—	$1,094,716

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2025 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$1,275	$129,396	$(36,610)	$4,147	$98,208	$33	$1,119	$—
Voya Floating Rate Fund - Class I	3,175	53,447	(2,479)	967	55,110	1,034	(140)	—
Voya Global Bond Fund - Class R6	3,824	61,203	(4,202)	4,364	65,189	17	(333)	—
Voya Global Real Estate Fund - Class R6	—	10,911	—	(44)	10,867	—	—	—
Voya High Yield Bond Fund - Class I	2,587	31,896	(2,791)	1,286	32,978	891	(205)	—
Voya Intermediate Bond Fund - Class R6	6,715	134,646	(6,407)	1,821	136,775	1,778	(62)	—
Voya International Core Fund - Class I	5,677	77,454	(29,102)	(162)	53,867	60	(926)	82
Voya Large Cap Growth Fund - Class R6	9,487	250	(7,375)	(2,362)	—	26	50	222
Voya Large Cap Value Fund - Class R6	5,076	56,325	(23,948)	853	38,306	677	(208)	133
Voya Large-Cap Growth Fund - Class R6	—	81,964	(1,053)	2,717	83,628	—	478	—
Voya MidCap Opportunities Fund - Class R6	2,567	42,095	(7,030)	1,317	38,949	—	(388)	171
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,900	32,553	(34,579)	126	—	27	806	—
Voya Multi-Manager International Equity Fund - Class I	1,262	53,434	(466)	143	54,373	39	(15)	29
Voya Multi-Manager Mid Cap Value Fund - Class I	2,840	42,445	(8,586)	1,602	38,301	26	(970)	338
Voya Real Estate Fund - Class R6	1,262	20,663	(11,309)	250	10,866	390	498	53
Voya Short Term Bond Fund - Class R6	3,195	54,069	(2,637)	47	54,674	488	(35)	—
Voya Small Company Fund - Class R6	1,894	326	(1,896)	(324)	—	5	(59)	265
Voya SmallCap Opportunities Fund - Class R6	—	17,111	(824)	562	16,849	—	(13)	—
	$52,736	$900,188	$(181,294)	$17,310	$788,940	$5,491	$(403)	$1,293

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.2%
85		iShares Barclays 20+ Year Treasury Bond Fund	$11,064	1.0
632		iShares MSCI Emerging Markets Index Fund	20,938	1.9
942		iShares Russell 1000 Value Index Fund	96,433	8.8
171		iShares Russell 2000 Value Index Fund	16,573	1.5
		Total Exchange-Traded Funds (Cost $141,356)	145,008	13.2
MUTUAL FUNDS: 86.8%
		Affiliated Investment Companies: 63.3%
6,459		Voya Corporate Leaders® 100 Fund - Class R6	114,707	10.5
5,616		Voya Floating Rate Fund - Class I	55,149	5.0
812		Voya Global Real Estate Fund - Class R6	16,217	1.5
4,258		Voya High Yield Bond Fund - Class I	33,001	3.0
9,227		Voya Intermediate Bond Fund - Class R6	93,096	8.5
6,016		Voya International Core Fund - Class I	53,902	4.9
2,868	@	Voya Large-Cap Growth Fund - Class R6	97,634	8.9
1,619	@	Voya MidCap Opportunities Fund - Class R6	39,025	3.6
2,387		Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,195	1.9
5,257		Voya Multi-Manager International Equity Fund - Class I	54,357	5.0
3,722		Voya Multi-Manager Mid Cap Value Fund - Class I	38,370	3.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
786		Voya Real Estate Fund - Class R6	$16,476	1.5
4,430		Voya Short Term Bond Fund - Class R6	43,771	4.0
309	@	Voya SmallCap Opportunities Fund - Class R6	16,831	1.5
			693,731	63.3
		Unaffiliated Investment Companies: 23.5%
2,238	@	Credit Suisse Commodity Return Strategy Fund - Class I	10,966	1.0
3,489		TIAA-CREF Bond Index Fund - Class I	38,277	3.5
3,242		TIAA-CREF International Equity Index Fund - Class I	54,176	4.9
6,576		TIAA-CREF S&P 500 Index Fund - Class I	154,810	14.1
			258,229	23.5
		Total Mutual Funds (Cost $927,510)	951,960	86.8
		Total Investments in Securities (Cost $1,068,866)	$1,096,968	100.0
		Assets in Excess of Other Liabilities	20	—
		Net Assets	$1,096,988	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,069,990.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$29,324
Gross Unrealized Depreciation	(2,346)
Net Unrealized Appreciation	$26,978

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$145,008	$—	$—	$145,008
Mutual Funds	951,960	—	—	951,960
Total Investments, at fair value	$1,096,968	$—	$—	$1,096,968

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2030 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$4,574	$136,493	$(31,072)	$4,712	$114,707	$90	$781	$—
Voya Floating Rate Fund - Class I	3,298	53,857	(2,994)	988	55,149	1,034	(169)	—
Voya Global Real Estate Fund - Class R6	—	16,486	(692)	423	16,217	271	47	—
Voya High Yield Bond Fund - Class I	2,642	32,066	(2,990)	1,283	33,001	891	(213)	—
Voya Intermediate Bond Fund - Class R6	4,617	93,738	(6,556)	1,297	93,096	1,276	4	—
Voya International Core Fund - Class I	6,508	76,673	(29,112)	(167)	53,902	62	(1,037)	85
Voya Large Cap Growth Fund - Class R6	11,091	282	(8,544)	(2,829)	—	32	163	250
Voya Large Cap Value Fund - Class R6	6,871	27,225	(34,006)	(90)	—	402	(279)	144
Voya Large-Cap Growth Fund - Class R6	—	95,106	(758)	3,286	97,634	—	345	—
Voya MidCap Opportunities Fund - Class R6	—	38,277	(660)	1,408	39,025	—	10	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,607	42,853	(24,759)	494	21,195	37	147	—
Voya Multi-Manager International Equity Fund - Class I	1,302	53,174	(368)	249	54,357	48	(13)	36
Voya Multi-Manager Mid Cap Value Fund - Class I	2,941	47,968	(13,916)	1,377	38,370	27	(1,470)	348
Voya Real Estate Fund - Class R6	1,301	16,339	(1,614)	450	16,476	375	142	41
Voya Short Term Bond Fund - Class R6	2,636	43,573	(2,480)	42	43,771	391	(34)	—
Voya Small Company Fund - Class R6	1,959	326	(1,947)	(338)	—	5	(56)	273
Voya SmallCap Opportunities Fund - Class R6	—	17,063	(781)	549	16,831	—	(11)	—
	$52,347	$791,499	$(163,249)	$13,134	$693,731	$4,941	$(1,643)	$1,177

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.4%
630		iShares MSCI Emerging Markets Index Fund	$20,872	1.9
804		iShares Russell 1000 Value Index Fund	82,305	7.5
170		iShares Russell 2000 Value Index Fund	16,476	1.5
411		iShares Russell Midcap Growth Index Fund	38,470	3.5
		Total Exchange-Traded Funds (Cost $154,157)	158,123	14.4
MUTUAL FUNDS: 85.6%
		Affiliated Investment Companies: 63.0%
7,429		Voya Corporate Leaders® 100 Fund - Class R6	131,944	12.0
5,641		Voya Floating Rate Fund - Class I	55,398	5.0
816		Voya Global Real Estate Fund - Class R6	16,291	1.5
4,272		Voya High Yield Bond Fund - Class I	33,111	3.0
7,089		Voya Intermediate Bond Fund - Class R6	71,528	6.5
8,486		Voya International Core Fund - Class I	76,036	6.9
3,128	@	Voya Large-Cap Growth Fund - Class R6	106,489	9.7
4,823		Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,824	3.9
7,384		Voya Multi-Manager International Equity Fund - Class I	76,353	6.9
3,761		Voya Multi-Manager Mid Cap Value Fund - Class I	38,779	3.5
790		Voya Real Estate Fund - Class R6	16,550	1.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
1,113		Voya Short Term Bond Fund - Class R6	$10,992	1.0
313	@	Voya SmallCap Opportunities Fund - Class R6	17,052	1.6
			693,347	63.0
		Unaffiliated Investment Companies: 22.6%
2,230	@	Credit Suisse Commodity Return Strategy Fund - Class I	10,928	1.0
1,507		TIAA-CREF Bond Index Fund - Class I	16,527	1.5
3,253		TIAA-CREF International Equity Index Fund - Class I	54,364	4.9
7,109		TIAA-CREF S&P 500 Index Fund - Class I	167,339	15.2
			249,158	22.6
		Total Mutual Funds (Cost $919,514)	942,505	85.6
		Total Investments in Securities (Cost $1,073,671)	$1,100,628	100.0
		Assets in Excess of Other Liabilities	456	—
		Net Assets	$1,101,084	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,074,869.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$29,305
Gross Unrealized Depreciation	(3,546)
Net Unrealized Appreciation	$25,759

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$158,123	$—	$—	$158,123
Mutual Funds	942,505	—	—	942,505
Total Investments, at fair value	$1,100,628	$—	$—	$1,100,628

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2035 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$5,291	$135,693	$(14,411)	$5,371	$131,944	$101	$200	$—
Voya Floating Rate Fund - Class I	3,338	54,464	(3,406)	1,002	55,398	1,033	(188)	—
Voya Global Real Estate Fund - Class R6	—	16,520	(651)	422	16,291	271	40	—
Voya High Yield Bond Fund - Class I	2,674	32,332	(2,748)	853	33,111	665	(211)	—
Voya Intermediate Bond Fund - Class R6	2,003	72,988	(4,556)	1,093	71,528	1,002	(6)	—
Voya International Core Fund - Class I	7,246	70,676	(567)	(1,319)	76,036	69	(37)	94
Voya Large Cap Growth Fund - Class R6	11,557	289	(8,958)	(2,888)	—	33	218	256
Voya Large Cap Value Fund - Class R6	6,962	26,728	(33,626)	(64)	—	402	(325)	145
Voya Large-Cap Growth Fund - Class R6	—	103,241	(326)	3,574	106,489	—	151	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,960	64,128	(26,053)	789	42,824	55	(134)	—
Voya Multi-Manager International Equity Fund - Class I	3,954	72,369	(311)	341	76,353	73	(11)	54
Voya Multi-Manager Mid Cap Value Fund - Class I	2,976	48,171	(13,747)	1,379	38,779	27	(1,473)	350
Voya Real Estate Fund - Class R6	1,317	16,413	(1,629)	449	16,550	376	133	41
Voya Short Term Bond Fund - Class R6	667	11,017	(702)	10	10,992	97	(9)	—
Voya SmallCap Opportunities Fund Class R6	992	16,301	(747)	506	17,052	—	(109)	73
	$52,937	$741,330	$(112,438)	$11,518	$693,347	$4,204	$(1,761)	$1,013

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.0%
635		iShares MSCI Emerging Markets Index Fund	$21,038	1.9
864		iShares Russell 1000 Value Index Fund	88,447	8.1
229		iShares Russell 2000 Value Index Fund	22,195	2.0
591		iShares Russell Midcap Growth Index Fund	55,318	5.0
		Total Exchange-Traded Funds (Cost $181,933)	186,998	17.0
MUTUAL FUNDS: 83.0%
		Affiliated Investment Companies: 61.9%
7,417		Voya Corporate Leaders® 100 Fund - Class R6	131,728	12.0
2,255		Voya Floating Rate Fund - Class I	22,142	2.0
815		Voya Global Real Estate Fund - Class R6	16,277	1.5
4,269		Voya High Yield Bond Fund - Class I	33,083	3.0
7,632		Voya Intermediate Bond Fund - Class R6	77,011	7.0
8,477		Voya International Core Fund - Class I	75,956	6.9
3,290	@	Voya Large-Cap Growth Fund - Class R6	112,000	10.2
4,796		Voya Multi-Manager Emerging Markets Equity Fund - Class I	42,591	3.9
7,377		Voya Multi-Manager International Equity Fund - Class I	76,274	6.9
5,335		Voya Multi-Manager Mid Cap Value Fund - Class I	55,000	5.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
789		Voya Real Estate Fund - Class R6	$16,537	1.5
413	@	Voya SmallCap Opportunities Fund - Class R6	22,524	2.0
			681,123	61.9
		Unaffiliated Investment Companies: 21.1%
2,247	@	Credit Suisse Commodity Return Strategy Fund - Class I	11,008	1.0
3,250		TIAA-CREF International Equity Index Fund - Class I	54,307	4.9
7,073		TIAA-CREF S&P 500 Index Fund - Class I	166,506	15.2
			231,821	21.1
		Total Mutual Funds (Cost $888,848)	912,944	83.0
		Total Investments in Securities (Cost $1,070,781)	$1,099,942	100.0
		Assets in Excess of Other Liabilities	238	—
		Net Assets	$1,100,180	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,073,684.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$31,352
Gross Unrealized Depreciation	(5,094)
Net Unrealized Appreciation	$26,258

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$186,998	$—	$—	$186,998
Mutual Funds	912,944	—	—	912,944
Total Investments, at fair value	$1,099,942	$—	$—	$1,099,942

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2040 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$5,417	$137,024	$(16,200)	$5,487	$131,728	$103	$39	$—
Voya Floating Rate Fund - Class I	1,366	22,138	(1,766)	404	22,142	414	(83)	—
Voya Global Real Estate Fund - Class R6	—	16,738	(891)	430	16,277	272	26	—
Voya High Yield Bond Fund - Class I	2,736	32,818	(3,329)	858	33,083	667	(220)	—
Voya Intermediate Bond Fund - Class R6	1,366	92,002	(17,534)	1,177	77,011	1,203	208	—
Voya International Core Fund - Class I	8,759	71,524	(3,278)	(1,049)	75,956	71	(471)	96
Voya Large Cap Growth Fund - Class R6	12,835	321	(9,953)	(3,203)	—	36	240	285
Voya Large Cap Value Fund - Class R6	7,453	27,851	(35,252)	(52)	—	408	(418)	156
Voya Large-Cap Growth Fund - Class R6	—	109,867	(1,376)	3,509	112,000	—	514	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,051	64,613	(26,921)	848	42,591	56	(252)	—
Voya Multi-Manager International Equity Fund - Class I	4,044	73,006	(1,194)	418	76,274	74	(116)	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,721	64,734	(15,653)	2,198	55,000	40	(1,797)	511
Voya Real Estate Fund - Class R6	1,347	16,623	(1,888)	455	16,537	377	118	42
Voya SmallCap Opportunities Fund Class R6	1,353	21,855	(1,425)	741	22,524	—	(259)	99
	$54,448	$751,114	$(136,660)	$12,221	$681,123	$3,721	$(2,471)	$1,244

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.4%
88		iShares Barclays 20+ Year Treasury Bond Fund	$11,454	1.0
659		iShares MSCI Emerging Markets Index Fund	21,833	1.9
1,010		iShares Russell 1000 Value Index Fund	103,393	9.0
238		iShares Russell 2000 Value Index Fund	23,067	2.0
675		iShares Russell Midcap Growth Index Fund	63,180	5.5
		Total Exchange-Traded Funds (Cost $215,252)	222,927	19.4
MUTUAL FUNDS: 80.5%
		Affiliated Investment Companies: 59.4%
7,743		Voya Corporate Leaders® 100 Fund - Class R6	137,520	11.9
2,059		Voya Floating Rate Fund - Class I	20,217	1.8
851		Voya Global Real Estate Fund - Class R6	16,985	1.5
4,838		Voya Intermediate Bond Fund - Class R6	48,816	4.2
9,479		Voya International Core Fund - Class I	84,933	7.4
3,777	@	Voya Large-Cap Growth Fund - Class R6	128,560	11.2
5,018		Voya Multi-Manager Emerging Markets Equity Fund - Class I	44,557	3.9
9,348		Voya Multi-Manager International Equity Fund - Class I	96,661	8.4
6,152		Voya Multi-Manager Mid Cap Value Fund - Class I	63,423	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
823		Voya Real Estate Fund - Class R6	$17,255	1.5
433	@	Voya SmallCap Opportunities Fund - Class R6	23,613	2.1
			682,540	59.4
		Unaffiliated Investment Companies: 21.1%
2,334	@	Credit Suisse Commodity Return Strategy Fund - Class I	11,436	1.0
3,392		TIAA-CREF International Equity Index Fund - Class I	56,678	4.9
7,402		TIAA-CREF S&P 500 Index Fund - Class I	174,237	15.2
			242,351	21.1
		Total Mutual Funds (Cost $899,648)	924,891	80.5
		Total Investments in Securities (Cost $1,114,900)	$1,147,818	99.9
		Assets in Excess of Other Liabilities	821	0.1
		Net Assets	$1,148,639	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,117,754.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$35,318
Gross Unrealized Depreciation	(5,254)
Net Unrealized Appreciation	$30,064

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$222,927	$—	$—	$222,927
Mutual Funds	924,891	—	—	924,891
Total Investments, at fair value	$1,147,818	$—	$—	$1,147,818

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2045 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$5,467	$139,961	$(13,702)	$5,794	$137,520	$104	$193	$—
Voya Floating Rate Fund - Class I	1,378	20,008	(1,542)	373	20,217	374	(75)	—
Voya Global Real Estate Fund - Class R6	—	17,127	(607)	465	16,985	278	26	—
Voya Intermediate Bond Fund - Class R6	1,378	50,236	(3,534)	736	48,816	681	(10)	—
Voya International Core Fund - Class I	8,155	78,239	(139)	(1,322)	84,933	86	(10)	117
Voya Large Cap Growth Fund - Class R6	13,628	340	(10,595)	(3,373)	—	38	264	302
Voya Large Cap Value Fund - Class R6	7,861	379	(8,184)	(56)	—	69	(814)	172
Voya Large-Cap Growth Fund - Class R6	—	126,408	(1,966)	4,118	128,560	—	873	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,092	65,882	(26,344)	927	44,557	57	(101)	—
Voya Multi-Manager International Equity Fund - Class I	6,119	90,398	(451)	595	96,661	75	(14)	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	72,642	(15,623)	2,650	63,423	44	(1,701)	566
Voya Real Estate Fund - Class R6	1,359	17,011	(1,596)	481	17,255	385	125	42
Voya SmallCap Opportunities Fund Class R6	1,365	22,801	(1,393)	840	23,613	—	(201)	100
	$54,556	$701,432	$(85,676)	$12,228	$682,540	$2,191	$(1,445)	$1,354

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.5%
87		iShares Barclays 20+ Year Treasury Bond Fund	$11,324	1.0
651		iShares MSCI Emerging Markets Index Fund	21,568	1.9
997		iShares Russell 1000 Value Index Fund	102,063	9.1
235		iShares Russell 2000 Value Index Fund	22,776	2.0
667		iShares Russell Midcap Growth Index Fund	62,431	5.5
		Total Exchange-Traded Funds (Cost $212,698)	220,162	19.5
MUTUAL FUNDS: 80.4%
		Affiliated Investment Companies: 60.3%
8,248		Voya Corporate Leaders® 100 Fund - Class R6	146,487	12.9
2,024		Voya Floating Rate Fund - Class I	19,877	1.8
836		Voya Global Real Estate Fund - Class R6	16,700	1.5
4,752		Voya Intermediate Bond Fund - Class R6	47,944	4.2
9,318		Voya International Core Fund - Class I	83,488	7.4
3,713	@	Voya Large-Cap Growth Fund - Class R6	126,395	11.2
4,921		Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,695	3.9
9,190		Voya Multi-Manager International Equity Fund - Class I	95,020	8.4
6,020		Voya Multi-Manager Mid Cap Value Fund - Class I	62,065	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
809		Voya Real Estate Fund - Class R6	$16,966	1.5
424	@	Voya SmallCap Opportunities Fund - Class R6	23,108	2.0
			681,745	60.3
		Unaffiliated Investment Companies: 20.1%
2,305	@	Credit Suisse Commodity Return Strategy Fund - Class I	11,294	1.0
3,334		TIAA-CREF International Equity Index Fund - Class I	55,715	4.9
6,771		TIAA-CREF S&P 500 Index Fund - Class I	159,380	14.2
			226,389	20.1
		Total Mutual Funds (Cost $884,024)	908,134	80.4
		Total Investments in Securities (Cost $1,096,722)	$1,128,296	99.9
		Assets in Excess of Other Liabilities	765	0.1
		Net Assets	$1,129,061	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,099,545.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$34,031
Gross Unrealized Depreciation	(5,280)
Net Unrealized Appreciation	$28,751

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$220,162	$—	$—	$220,162
Mutual Funds	908,134	—	—	908,134
Total Investments, at fair value	$1,128,296	$—	$—	$1,128,296

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2050 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$5,468	$138,408	$(3,300)	$5,911	$146,487	$104	$(86)	$—
Voya Floating Rate Fund - Class I	1,378	19,697	(1,566)	368	19,877	370	(76)	—
Voya Global Real Estate Fund - Class R6	—	16,946	(685)	439	16,700	277	29	—
Voya Intermediate Bond Fund - Class R6	1,378	49,316	(3,479)	729	47,944	672	(11)	—
Voya International Core Fund - Class I	8,156	77,246	(526)	(1,388)	83,488	86	(48)	117
Voya Large Cap Growth Fund - Class R6	13,629	340	(10,597)	(3,372)	—	38	265	302
Voya Large Cap Value Fund - Class R6	7,862	379	(8,185)	(56)	—	69	(814)	172
Voya Large-Cap Growth Fund - Class R6	—	122,764	(561)	4,192	126,395	—	234	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,093	65,157	(26,372)	817	43,695	57	(148)	—
Voya Multi-Manager International Equity Fund - Class I	6,119	88,840	(269)	330	95,020	75	(17)	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,754	72,110	(16,283)	2,484	62,065	44	(1,691)	567
Voya Real Estate Fund - Class R6	1,359	16,828	(1,679)	458	16,966	383	126	42
Voya SmallCap Opportunities Fund Class R6	1,365	22,603	(1,659)	799	23,108	—	(216)	100
	$54,561	$690,634	$(75,161)	$11,711	$681,745	$2,175	$(2,453)	$1,355

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.6%
64		iShares Barclays 20+ Year Treasury Bond Fund	$8,330	0.7
637		iShares MSCI Emerging Markets Index Fund	21,104	1.9
1,030		iShares Russell 1000 Value Index Fund	105,441	9.5
230		iShares Russell 2000 Value Index Fund	22,292	2.0
653		iShares Russell Midcap Growth Index Fund	61,121	5.5
		Total Exchange-Traded Funds (Cost $210,784)	218,288	19.6
MUTUAL FUNDS: 80.3%
		Affiliated Investment Companies: 59.2%
8,130		Voya Corporate Leaders® 100 Fund - Class R6	144,380	12.9
824		Voya Global Real Estate Fund - Class R6	16,451	1.5
4,686		Voya Intermediate Bond Fund - Class R6	47,284	4.3
9,180		Voya International Core Fund - Class I	82,255	7.4
3,824	@	Voya Large-Cap Growth Fund - Class R6	130,156	11.7
4,865		Voya Multi-Manager Emerging Markets Equity Fund - Class I	43,201	3.9
9,053		Voya Multi-Manager International Equity Fund - Class I	93,611	8.4
5,970		Voya Multi-Manager Mid Cap Value Fund - Class I	61,548	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
797		Voya Real Estate Fund - Class R6	$16,712	1.5
420	@	Voya SmallCap Opportunities Fund - Class R6	22,910	2.1
			658,508	59.2
		Unaffiliated Investment Companies: 21.1%
2,255	@	Credit Suisse Commodity Return Strategy Fund - Class I	11,052	1.0
3,285		TIAA-CREF International Equity Index Fund - Class I	54,890	4.9
7,176		TIAA-CREF S&P 500 Index Fund - Class I	168,918	15.2
			234,860	21.1
		Total Mutual Funds (Cost $870,093)	893,368	80.3
		Total Investments in Securities (Cost $1,080,877)	$1,111,656	99.9
		Assets in Excess of Other Liabilities	646	0.1
		Net Assets	$1,112,302	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,082,924.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,327
Gross Unrealized Depreciation	(4,595)
Net Unrealized Appreciation	$28,732

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$218,288	$—	$—	$218,288
Mutual Funds	893,368	—	—	893,368
Total Investments, at fair value	$1,111,656	$—	$—	$1,111,656

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2055 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$6,842	$136,026	$(4,149)	$5,661	$144,380	$104	$(86)	$—
Voya Global Real Estate Fund - Class R6	—	16,784	(745)	412	16,451	269	(4)	—
Voya Intermediate Bond Fund - Class R6	1,381	48,768	(3,578)	713	47,284	665	(9)	—
Voya International Core Fund - Class I	8,174	75,936	(358)	(1,497)	82,255	86	(31)	117
Voya Large Cap Growth Fund - Class R6	13,658	458	(10,732)	(3,384)	—	40	130	317
Voya Large Cap Value Fund - Class R6	7,878	681	(8,506)	(53)	—	71	(817)	180
Voya Large-Cap Growth Fund - Class R6	—	126,325	(494)	4,325	130,156	—	218	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,095	64,300	(25,917)	723	43,201	57	(156)	—
Voya Multi-Manager International Equity Fund - Class I	6,133	87,639	(388)	227	93,611	75	(15)	55
Voya Multi-Manager Mid Cap Value Fund - Class I	3,762	70,785	(15,384)	2,385	61,548	44	(1,714)	569
Voya Real Estate Fund - Class R6	1,362	16,092	(1,186)	444	16,712	379	145	42
Voya SmallCap Opportunities Fund Class R6	1,368	22,059	(1,217)	700	22,910	—	(180)	100
	$54,653	$665,853	$(72,654)	$10,656	$658,508	$1,790	$(2,519)	$1,380

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.8%
62		iShares Barclays 20+ Year Treasury Bond Fund	$8,070	0.8
623		iShares MSCI Emerging Markets Index Fund	20,640	1.9
1,007		iShares Russell 1000 Value Index Fund	103,086	9.6
225		iShares Russell 2000 Value Index Fund	21,807	2.0
638		iShares Russell Midcap Growth Index Fund	59,717	5.5
		Total Exchange-Traded Funds (Cost $205,907)	213,320	19.8
MUTUAL FUNDS: 80.2%
		Affiliated Investment Companies: 59.1%
7,886	@	Voya Corporate Leaders® 100 Fund - Class R6	140,056	13.0
800		Voya Global Real Estate Fund - Class R6	15,966	1.5
4,543		Voya Intermediate Bond Fund - Class R6	45,839	4.2
8,909	@	Voya International Core Fund - Class I	79,825	7.4
3,711	@	Voya Large-Cap Growth Fund - Class R6	126,339	11.7
4,705	@	Voya Multi-Manager Emerging Markets Equity Fund - Class I	41,777	3.9
8,786	@	Voya Multi-Manager International Equity Fund - Class I	90,848	8.4
5,756	@	Voya Multi-Manager Mid Cap Value Fund - Class I	59,340	5.5
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
774		Voya Real Estate Fund - Class R6	$16,221	1.5
405	@	Voya SmallCap Opportunities Fund - Class R6	22,094	2.0
			638,305	59.1
		Unaffiliated Investment Companies: 21.1%
2,204	@	Credit Suisse Commodity Return Strategy Fund - Class I	10,798	1.0
3,188		TIAA-CREF International Equity Index Fund - Class I	53,269	5.0
6,936		TIAA-CREF S&P 500 Index Fund - Class I	163,267	15.1
			227,334	21.1
		Total Mutual Funds (Cost $844,097)	865,639	80.2
		Total Investments in Securities (Cost $1,050,004)	$1,078,959	100.0
		Assets in Excess of Other Liabilities	338	—
		Net Assets	$1,079,297	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,050,262.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$30,479
Gross Unrealized Depreciation	(1,782)
Net Unrealized Appreciation	$28,697

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$213,320	$—	$—	$213,320
Mutual Funds	865,639	—	—	865,639
Total Investments, at fair value	$1,078,959	$—	$—	$1,078,959

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Target Retirement 2060 Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$—	$137,012	$(2,747)	$5,791	$140,056	$—	$31	$—
Voya Global Real Estate Fund - Class R6	—	16,220	(669)	415	15,966	264	15	—
Voya Intermediate Bond Fund - Class R6	—	48,309	(3,186)	716	45,839	619	15	—
Voya International Core Fund - Class I	—	80,557	(9)	(723)	79,825	—	(1)	—
Voya Large-Cap Growth Fund - Class R6	—	124,717	(14)	1,636	126,339	—	(2)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	—	65,429	(24,190)	538	41,777	—	788	—
Voya Multi-Manager International Equity Fund - Class I	—	90,019	(76)	905	90,848	—	—	—
Voya Multi-Manager Mid Cap Value Fund - Class I	—	69,531	(12,644)	2,453	59,340	—	(845)	—
Voya Real Estate Fund - Class R6	—	16,456	(823)	588	16,221	356	8	—
Voya SmallCap Opportunities Fund - Class R6	—	22,048	(655)	701	22,094	—	(10)	—
	$—	$670,298	$(45,013)	$13,020	$638,305	$1,239	$(1)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya In-Retirement Fund	as of May 31, 2016

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.1%
91		iShares Barclays 20+ Year Treasury Bond Fund	$11,845	1.0
465		iShares Russell 1000 Value Index Fund	47,602	4.1
1,907		Schwab U.S. TIPs ETF	105,304	9.0
		Total Exchange-Traded Funds (Cost $160,077)	164,751	14.1
MUTUAL FUNDS: 85.9%
		Affiliated Investment Companies: 64.9%
4,613		Voya Corporate Leaders® 100 Fund - Class R6	81,923	7.0
6,014		Voya Floating Rate Fund - Class I	59,057	5.0
6,965		Voya Global Bond Fund - Class R6	69,861	6.0
583		Voya Global Real Estate Fund - Class R6	11,649	1.0
4,559		Voya High Yield Bond Fund - Class I	35,336	3.0
23,160		Voya Intermediate Bond Fund - Class R6	233,688	19.8
3,861		Voya International Core Fund - Class I	34,595	3.0
2,961		Voya Large Cap Value Fund - Class R6	35,087	3.0
1,755	@	Voya Large-Cap Growth Fund - Class R6	59,727	5.1
742	@	Voya MidCap Opportunities Fund - Class R6	17,889	1.5
1,706		Voya Multi-Manager Mid Cap Value Fund - Class I	17,589	1.5
556		Voya Real Estate Fund - Class R6	11,647	1.0
Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
		Affiliated Investment Companies (continued)
9,488		Voya Short Term Bond Fund - Class R6	$93,746	8.0
			761,794	64.9
		Unaffiliated Investment Companies: 21.0%
2,416	@	Credit Suisse Commodity Return Strategy Fund - Class I	11,837	1.0
13,859		TIAA-CREF Bond Index Fund - Class I	152,030	13.0
1,396		TIAA-CREF International Equity Index Fund - Class I	23,328	2.0
2,499		TIAA-CREF S&P 500 Index Fund - Class I	58,816	5.0
			246,011	21.0
		Total Mutual Funds (Cost $985,881)	1,007,805	85.9
		Total Investments in Securities (Cost $1,145,958)	$1,172,556	100.0
		Liabilities in Excess of Other Assets	(482)	—
		Net Assets	$1,172,074	100.0

@
Non-income producing security.

Cost for federal income tax purposes is $1,148,330.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$27,123
Gross Unrealized Depreciation	(2,897)
Net Unrealized Appreciation	$24,226

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$164,751	$—	$—	$164,751
Mutual Funds	1,007,805	—	—	1,007,805
Total Investments, at fair value	$1,172,556	$—	$—	$1,172,556

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya In-Retirement Fund	as of May 31, 2016 (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended May 31, 2016, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 5/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2016	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$—	$84,855	$(6,327)	$3,395	$81,923	$51	$240	$—
Voya Floating Rate Fund - Class I	2,971	56,817	(1,717)	986	59,057	1,064	(82)	—
Voya Global Bond Fund - Class R6	3,541	65,673	(3,740)	4,387	69,861	17	(235)	—
Voya Global Real Estate Fund - Class R6	—	11,789	(93)	(47)	11,649	—	3	—
Voya High Yield Bond Fund - Class I	2,372	33,821	(2,154)	1,297	35,336	916	(145)	—
Voya Intermediate Bond Fund - Class R6	16,283	233,582	(19,658)	3,481	233,688	3,320	(182)	—
Voya International Core Fund - Class I	2,921	58,003	(26,415)	86	34,595	31	(633)	43
Voya Large Cap Growth Fund - Class R6	6,440	290	(5,559)	(1,171)	—	19	13	154
Voya Large Cap Value Fund - Class R6	5,286	56,221	(27,370)	950	35,087	620	(319)	112
Voya Large-Cap Growth Fund - Class R6	—	83,725	(24,946)	948	59,727	—	731	—
Voya MidCap Opportunities Fund - Class R6	880	23,468	(7,037)	578	17,889	—	(471)	69
Voya Multi-Manager Mid Cap Value Fund - Class I	887	23,625	(7,532)	609	17,589	11	(686)	137
Voya Real Estate Fund - Class R6	1,168	22,878	(12,657)	258	11,647	391	551	50
Voya Short Term Bond Fund - Class R6	4,733	91,665	(2,711)	59	93,746	804	(33)	—
	$47,482	$846,412	$(147,916)	$15,816	$761,794	$7,244	$(1,248)	$565

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2016 were as follows:
Fund Name	Type	Per Share Amount
Voya Target Retirement 2020 Fund
Class A	NII	$0.1732
Class I	NII	$0.1747
Class R6	NII	$0.1750
All Classes	STCG	$0.0085
All Classes	LTCG	$0.3326
Voya Target Retirement 2025 Fund
Class A	NII	$0.0177
Class I	NII	$0.0125
Class R6	NII	$0.0183
All Classes	STCG	$0.0025
All Classes	LTCG	$0.0205
Voya Target Retirement 2030 Fund
Class A	NII	$0.0205
Class I	NII	$0.0157
Class R6	NII	$0.0210
All Classes	STCG	$0.0035
All Classes	LTCG	$0.0212
Voya Target Retirement 2035 Fund
Class A	NII	$0.0203
Class I	NII	$0.0144
Class R6	NII	$0.0208
All Classes	STCG	$0.0038
All Classes	LTCG	$0.0209
Voya Target Retirement 2040 Fund
Class A	NII	$0.0208
Class I	NII	$0.0147
Class R6	NII	$0.0213
All Classes	STCG	$0.0039
All Classes	LTCG	$0.0248
Fund Name	Type	Per Share Amount
Voya Target Retirement 2045 Fund
Class A	NII	$0.0214
Class I	NII	$0.0152
Class R6	NII	$0.0220
All Classes	STCG	$0.0039
All Classes	LTCG	$0.0282
Voya Target Retirement 2050 Fund
Class A	NII	$0.0214
Class I	NII	$0.0145
Class R6	NII	$0.0219
All Classes	STCG	$0.0039
All Classes	LTCG	$0.0282
Voya Target Retirement 2055 Fund
Class A	NII	$0.0210
Class I	NII	$0.0144
Class R6	NII	$0.0215
All Classes	STCG	$0.0045
All Classes	LTCG	$0.0272
Voya Target Retirement 2060 Fund
Class A	NII	$0.0120
Class I	NII	$0.0125
Class R6	NII	$0.0126
Voya In-Retirement Fund
Class A	NII	$0.0198
Class I	NII	$0.0133
Class R6	NII	$0.0203
All Classes	STCG	$0.0008
All Classes	LTCG	$0.0167

NII - Net investment income
STCG - Short-term capital gain
LTCG - Long-term capital gain
Of the ordinary distributions made during the year ended May 31, 2016, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:
Voya Target Retirement 2020 Fund	22.71%
Voya Target Retirement 2025 Fund	15.66%
Voya Target Retirement 2030 Fund	22.26%
Voya Target Retirement 2035 Fund	28.86%
Voya Target Retirement 2040 Fund	36.79%
Voya Target Retirement 2045 Fund	51.17%
Voya Target Retirement 2050 Fund	50.88%
Voya Target Retirement 2055 Fund	57.62%
Voya Target Retirement 2060 Fund	75.66%
Voya In-Retirement Fund	9.86%

TAX INFORMATION (Unaudited) (continued)

For the year ended May 31, 2016, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:
Voya Target Retirement 2020 Fund	33.74%
Voya Target Retirement 2025 Fund	21.91%
Voya Target Retirement 2030 Fund	30.79%
Voya Target Retirement 2035 Fund	39.80%
Voya Target Retirement 2040 Fund	46.12%
Voya Target Retirement 2045 Fund	66.42%
Voya Target Retirement 2050 Fund	66.05%
Voya Target Retirement 2055 Fund	74.19%
Voya Target Retirement 2060 Fund	86.35%
Voya In-Retirement Fund	12.12%
The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):
Voya Target Retirement 2020 Fund	$18,910
Voya Target Retirement 2025 Fund	$2,065
Voya Target Retirement 2030 Fund	$2,129
Voya Target Retirement 2035 Fund	$2,120
Voya Target Retirement 2040 Fund	$2,494
Voya Target Retirement 2045 Fund	$2,815
Voya Target Retirement 2050 Fund	$2,817
Voya Target Retirement 2055 Fund	$2,718
Voya In-Retirement Fund	$1,721
The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2016:
	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target Retirement 2020 Fund	$117	$0.0019	7.62%
Voya Target Retirement 2025 Fund	$20	$0.0002	2.42%
Voya Target Retirement 2030 Fund	$23	$0.0002	2.98%
Voya Target Retirement 2035 Fund	$29	$0.0003	4.14%
Voya Target Retirement 2040 Fund	$28	$0.0003	4.16%
Voya Target Retirement 2045 Fund	$30	$0.0003	5.28%
Voya Target Retirement 2050 Fund	$30	$0.0003	5.31%
Voya Target Retirement 2055 Fund	$31	$0.0003	5.73%

*
None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

TAX INFORMATION (Unaudited) (continued)

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about trustees of the Trust.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Trustee	July 2007 - Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 - Present).	150	DSM/Dentaquest, Boston, MA (February 2014 - Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 63	Chairperson Trustee	January 2014 - Present May 2007 - Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 - Present).	150	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 67	Trustee	May 2007 - Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 - Present).	150	Wisconsin Energy Corporation (June 2006 - Present); The Royce Funds (35 funds) (December 2009 - Present); and AMICA Mutual Insurance Company (1992 - Present).
Peter S. Drotch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 74	Trustee	October 2007 - Present	Retired.	150	First Marblehead Corporation (September 2003 - Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034 Age: 66	Trustee	August 2015 - Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 - November 2015).	150	None.
Russell H. Jones 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 72	Trustee	May 2013 - Present	Retired.	150	None.
Patrick W. Kenny 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2007 - Present	Retired.	150	Assured Guaranty Ltd. (April 2004 - Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Trustee	May 2013 - Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 - Present).	150	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 65	Trustee	May 2007 - Present	Consultant (May 2001 - Present).	150	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee	October 2015 - Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 - September 2012).	150	None.
Roger B. Vincent 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Trustee	May 2007 - Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989 - August 2011).	150	UGI Corporation (February 2006 - Present) and UGI Utilities, Inc. (February 2006 - Present).
Trustee who is an “interested person”:
Shaun P. Mathews(3) 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Trustee	May 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 - Present).	150	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC (December 2005 - Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management (March 2006 - Present); and Voya Investment Trust Co. (April 2009 - Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Government Money Market Portfolio; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2016.

(3)
Mr. Mathews is deemed to be an “interested person” of the Trust as defined in the 1940 Act, because of his current affiliation with the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	President and Chief Executive Officer	March 2007 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 - Present).
Michael J. Roland 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Executive Vice President	March 2007 - Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 - Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 - December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 - April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 - February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 66	Executive Vice President Chief Investment Risk Officer	March 2007 - Present September 2009 - Present	Executive Vice President, Voya Investments, LLC (July 2000 - Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 - Present).
Kevin M. Gleason 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (February 2012 - Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company (June 2004 - January 2012).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 - Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 - Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Senior Vice President	March 2007 - Present	Senior Vice President, Voya Investments, LLC (September 2003 - Present).
Julius A. Drelick, III 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 50	Senior Vice President	July 2012 - Present	Senior Vice President - Fund Compliance, Voya Investments, LLC (June 2012 - Present); and Chief Compliance Officer of Directed Services LLC and Voya Investments, LLC (January 2014 - Present). Formerly, Vice President - Platform Product Management & Project Management, Voya Investments, LLC (April 2007 - June 2012).
Robert Terris 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	March 2007 - Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (March 2006 - Present).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 43	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (July 2012 - Present). Formerly, Assistant Vice President - Director, Voya Funds Services, LLC (March 2003 - March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Vice President	March 2007 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (September 2004 - Present).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) - During the Past 5 Years
Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (February 1996 - Present) and Voya Investments, LLC (October 2004 - Present); Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 - Present); Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 - Present); and Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 - Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 56	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC (October 2015 - Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 - October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 - March 2014).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 48	Vice President	March 2007 - Present	Vice President, Voya Funds Services, LLC (November 1995 - Present) and Voya Investments, LLC (August 1997 - Present). Formerly, Treasurer, Voya Family of Funds (November 1999 - February 2012).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 - Present) and Voya Funds Services, LLC (July 2007 - Present).
Kimberly K. Springer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 59	Vice President	March 2007 - Present	Vice President - Mutual Fund Product Development, Voya Investments, LLC (July 2012 - Present); Vice President, Voya Family of Funds (March 2010 - Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present). Formerly Managing Paralegal, Registration Statements (June 2003 - July 2012).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 47	Vice President	May 2013 - Present	Vice President - Director of Tax, Voya Investments, LLC (October 2015 - Present). Formerly, Vice President - Director of Tax, Voya Funds Services, LLC (March 2013 - October 2015). Formerly, Assistant Vice President - Director of Tax, Voya Funds Services, LLC (March 2008 - February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 52	Secretary	March 2007 - Present	Senior Vice President and Chief Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present).
Theresa K. Kelety 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Assistant Secretary	March 2007 - Present	Vice President and Senior Counsel, Voya Investment Management - Mutual Fund Legal Department (March 2010 - Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY AND SUB-ADVISORY CONTRACTS FOR VOYA TARGET RETIREMENT 2060 FUND
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) provides that when Voya Target Retirement 2060 Fund (the “Fund”), a series of Voya Separate Portfolios Trust (“VSPT”), enters into a new advisory or sub-advisory agreement, the Board of Trustees of VSPT (the “Board”), including a majority of Board members who have no direct or indirect interest in the advisory and sub-advisory agreements, and who are not “interested persons” of the Fund (the “Independent Trustees”), must determine whether to approve the new arrangements. Thus, at its meeting held on January 22, 2015, the Board considered the initial approval of the investment advisory contract (the “Advisory Contract” or the “Investment Management Agreement”) with Voya Investments, LLC (“VIL”) and the sub-advisory contract (the “Sub-Advisory Contract”) between VIL and the sub-adviser, Voya Investment Management Co. LLC (“Voya IM”) (together, the “Advisory and Sub-Advisory Contracts”) for the Fund.
In determining whether to initially approve the Advisory and Sub-Advisory Contracts for the Fund, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Advisory and Sub-Advisory Contracts, and the proposed policies and procedures for the Fund, should be approved. Provided below is a general overview of the Board’s contract approval process that it followed, as well as a discussion of certain specific factors that the Board considered. While the Board gave its attention to information furnished at the request of the Independent Trustees that was most relevant to its considerations, discussed below are some of the primary matters relevant to the Board’s consideration as to whether to approve the Advisory and Sub-Advisory Contracts.
The materials provided to the Board in support of the Fund and the Fund’s advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the Fund that discusses, among other things, the experience and expertise of VIL in the management of other Funds within the Voya funds complex, including the existing Voya Retirement Solution Funds; (2) information about the Fund’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) Fund Analysis and Comparison Tables sheets for the Fund that compare the Fund’s proposed fee structure to its comparable selected peer group (“SPG”) and Morningstar/Lipper category medians; (4) supporting documentation, including copies of the forms of Advisory and Sub-Advisory Contracts for the Fund; and (5) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by VIL in the context of VIL’s oversight and management of the other funds in the Voya funds complex.
At the Board meeting at which the Advisory and Sub-Advisory Contracts were considered, the Board considered that the Fund would be subject to the standard policies and procedures of VSPT previously approved by the Board for other series of VSPT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the Fund, VIL and Voya IM would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other funds in the Voya funds complex.
The Board’s consideration of whether to approve the Advisory Contract with VIL on behalf of the Fund took into account several factors, including, but not limited to, the following: (1) the nature and quality of the services to be provided by VIL to the Fund under the proposed Advisory Contract; (2) VIL’s experience as a manager-of- managers overseeing sub-advisers to other funds within the Voya funds complex, including similar funds-of- funds; (3) the fairness of the compensation under the proposed Advisory Contract in light of the services to be provided to the Fund; (4) the costs for the services to be provided by VIL, including that the proposed advisory fee would not be subject to breakpoint discounts; (5) the pricing structure (including the estimated expense ratio to be borne by shareholders) of the Fund, including that: (a) the proposed management fee for the Fund is below the average and above the median management fees of the funds in the Fund’s SPG, and (b) the estimated net Funds-of-Funds annual operating expenses for the Fund are above the average and the median expense ratios of the funds in the Fund’s SPG; (6) Management’s representations that the Fund’s fee structure is consistent with the Voya Retirement Solution Funds suite; (7) the projected profitability of VIL; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIL, including its management team’s expertise in the management of other Voya funds, including other funds-of-funds and asset allocation products; (9) VIL’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other funds in the Voya funds complex; (10) the information that had been provided by VIL at regular Board meetings, and in anticipation of the January 2015 meeting, with respect to its capabilities in overseeing similar asset allocation

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

products; and (11) “fall-out benefits” to VIL and its affiliates that were anticipated to arise from VIL’s management of the Fund.
In reviewing the proposed Sub-Advisory Contract with Voya IM, the Board considered a number of factors, including, but not limited to, the following: (1) VIL’s view of the reputation of Voya IM and its sub-advisory services; (2) Voya IM’s strength and reputation in the industry; (3) the information that had been provided by Voya IM in advance of the January 2015 Joint Investment Review Committee meeting at which Voya IM presented with respect to Voya IM’s sub-advisory services; (4) the nature and quality of the services to be provided by Voya IM under the proposed Sub-Advisory Contract; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of Voya IM; (6) the fairness of the compensation under the Sub-Advisory Contract in light of the services to be provided by Voya IM as the Fund’s Sub-Adviser; (7) Voya IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had been reviewed and evaluated by VSPT’s Chief Compliance Officer; (8) Voya IM’s financial condition; (9) the appropriateness of the selection of Voya IM in light of the Fund’s investment objective and prospective investor base; and (10) Voya IM’s Code of Ethics, which was previously approved by the Board.
With respect to the nature and quality of services to be provided by the Adviser and Sub-Adviser, the Board was mindful of the “manager-of-managers” platform that has been developed by the Adviser. The Board recognized that the Adviser would be responsible for monitoring the investment program, performance, and developments/ ongoing operations of the Sub-Adviser under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Adviser has developed to provide ongoing oversight of the nature, extent and quality of the services the Sub-Adviser provides to the Fund and the Sub-Adviser’s compliance with applicable laws and regulations. The Board was previously advised that to assist in the selection and monitoring of sub-advisers, the Adviser has developed an oversight process formulated by its Manager Research & Selection Group (“MR&S”), which analyzes both qualitative (such as in-person meetings and telephonic meetings with sub-advisers and research on sub-advisers) and quantitative information (such as performance data, portfolio data and attribution analysis) about the sub-advisers.
The Board considered that MR&S also typically provides in-person reports to the IRCs at their meetings prior to sub-adviser presentations. In addition, the Board noted that MR&S prepares periodic due diligence reports regarding sub-advisers based on on-site visits and information and analysis which team members use to attempt to gain and maintain an in-depth understanding of the sub-advisers’ investment processes and to try to identify issues that may be relevant to a sub-adviser’s services to a Voya fund and/or its performance. The Board also noted that MR&S provides written reports on these due diligence analyses to the pertinent IRC. The Board considered the resources that Management has committed to its services as a manager-of-managers, including resources for reporting to the Board and the Investment Review Committees (“IRCs”) to assist them with their assessment of investment performance on an ongoing basis throughout the year. This includes the appointment of a Chief Investment Risk Officer and his staff, who report directly to the Board and who have developed attribution analyses and other metrics used by the IRCs to analyze the key factors underlying investment performance for the funds in the Voya family of funds.
The Board also considered that MR&S has developed, based on guidance from the IRCs, a methodology for monitoring the performance of sub-advisers. The Board also recognized that MR&S provides the IRCs with regular updates on the Voya funds and alerts the IRCs to potential issues as they arise. The Board also considered that the Adviser regularly monitors performance, personnel, compliance and other issues that may arise on a day-to-day basis regarding sub-advisers and considered that, if issues are identified either through formal or informal processes, they are brought before the IRCs and the Board for consideration and action and the Adviser consistently makes its resources available to the Board and the IRCs to assist with addressing any issues that arise.
The Board considered that the Fund also will benefit from the services of the Adviser’s Investment Risk Management Department (the “IRMD”), under the leadership of the Chief Investment Risk Officer, the costs of which are shared by the Voya funds and the Adviser. The Board considered that the IRMD regularly presents written materials and reports to the IRCs that focus on the investment risks of the Voya funds. The Board also considered that the IRMD provides the IRCs with analyses that are developed to assist the IRCs in identifying performance trends and other areas over consecutive periods. The Board considered that the services to be provided by the IRMD are meant to provide an additional perspective for the benefit of the IRCs, which may vary from the perspective of MR&S. The Board also considered the techniques used by the Adviser to monitor sub-adviser performance.

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board also considered the extent of benefits provided to the Fund’s shareholders, beyond advisory services, from being part of the Voya family of funds. This includes, in most cases, the right to exchange or transfer investments, without a sales charge, between the same class of shares of such funds or among Voya funds available on a product platform, and the wide range of Voya funds available for exchange or transfer. The Board also took into account the Adviser’s ongoing efforts to reduce the expenses of the Voya funds through renegotiated arrangements with the Voya funds’ service providers. In addition, the Board considered the efforts of the Adviser and the expenses that it incurred in recent years to help make the Voya family of funds more balanced and efficient by the launch of new investment products and the combinations of similar funds.
Further, the Board will receive periodic reports showing whether the investment policies and restrictions for the Fund were consistently complied with and other periodic reports covering matters such as those related to the compliance by Adviser and Sub-Adviser personnel with codes of ethics.
Although the Fund is new and has no performance history, the Board requested and considered performance information for accounts managed by the Adviser and Sub-Adviser with similar investment processes. Further, because the Fund is new, the Adviser does not currently receive, and may not receive prior to the time the Board next considers the approval of the Advisory Contract, any economies of scale with respect to the Fund. The Fund will, however, benefit from any breakpoints in the fee schedules of underlying funds in which the Fund invests.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s proposed management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s estimated expense ratio is reasonable in the context of all factors considered by the Board; (3) the proposed sub-advisory fee rate payable by VIL to Voya IM is reasonable in the context of all factors considered by the Board; and (4) VIL and Voya IM each maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of its compliance programs. Based on these conclusions and other factors, the Board voted to approve the Advisory and Sub-Advisory Contracts for the Fund. During the Board’s deliberations, different Board members may have given different weight to different individual factors and related conclusions.
APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENT
At a meeting held on March 12, 2015, the Board, including a majority of Board members who have no direct or indirect interest in the Investment Management Agreement and who are Independent Trustees, approved amending and restating the Investment Management Agreement between VSPT, on behalf of the Fund, and VIL so that, upon effectiveness, the terms of the Fund’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Fund’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Fund and, under the Fund’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Fund.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Fund’s advisory agreement because it had reviewed, among other matters, the nature, extent and quality of services being provided on January 22, 2015, when it approved the Investment Management Agreement. On January 22, 2015, the Board concluded, in light of all factors it considered, to approve the Investment Management Agreement and that the fee rates set forth in the Investment Management Agreement were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Investment Management Agreement; (2) the extent to which economies of scale are reflected in fee rate schedules under the Investment Management Agreement; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of the Fund’s management fee rate and estimated annual operating expenses; and (5) the projected profitability of VIL with respect to its services to the Fund. A further description of the process followed by the Board in approving the Investment Management Agreement on January 22, 2015, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in more detail above under the section titled “BOARD CONSIDERATION AND APPROVAL OF NEW ADVISORY AND SUB-ADVISORY CONTRACTS FOR VOYA TARGET RETIREMENT 2060 FUND.”
On March 12, 2015, the Board, including the Independent Trustees, approved the Amended and Restated Investment Management Agreement. In analyzing whether to approve the Amended and Restated Investment Management Agreement, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of this Agreement and Management’s rationale for

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

proposing the amendments that combine the terms of the Fund’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreement, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Fund; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreement would result in no change in the scope of services that the Adviser provides to the Fund and that the personnel who have provided administrative and advisory services to the Fund previously would continue to do so after the Amended and Restated Investment Management Agreement becomes effective; and (4) representations from Management that the combination of the Agreements better aligns the Fund’s contracts with the manner in which Voya will provide such services to the Fund. In approving the amendments to the Fund’s Investment Management Agreement, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167983         (053116-072616)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Peter S. Drotch, Martin J. Gavin, Patrick W. Kenny, Joseph E. Obermeyer, and Roger B. Vincent are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Drotch, Mr. Gavin, Mr. Kenny, Mr. Obermeyer and Mr. Vincent are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $196,800 for year ended May 31, 2016 and $184,500 for the year ended May 31, 2015.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $22,725 for the year ended May 31, 2016 and $22,725 for the year ended May 31, 2015.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $76,170 in the year ended May 31, 2016 and $69,165 for the year ended May 31, 2015. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the year ended May 31, 2016 and $2 in the year ended May 31, 2015.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Part of KPMG’s performance of an audit in accordance with standards of the Public Company Accounting Oversight Board (US) includes their responsibility to maintain and monitor auditor independence with respect to the Voya funds. Using a proprietary system called Sentinel, the audit team is able to identify and manage potential conflicts of interest across the member firms of the KPMG International Network and prevent the provision of prohibited services to the Voya entities that would impair KPMG independence with the respect to the Voya funds. KPMG requests pre-approval from the Voya funds Audit Committee for services provided to the Voya funds and for services to affiliated entities that relate to the financial reporting or nature of operations of the Voya Funds. Additionally, KPMG provides an annual summary of the fees for services that have commenced for Voya funds and Affiliates.

Last Approved: November 19, 2015

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $13,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $525 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,525 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course
For Prime Rate Trust, agreed upon procedures for quarterly reports to rating agencies	√		Not to exceed $9,450 per quarter

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Assistance and advice regarding year-end reporting for 1099’s, as requested	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax training courses		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations.	√		Not to exceed $120,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2016 through December 31, 2016

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,300 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:      January 1, 2016 to December 31, 2016

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

VOYA INVESTORS TRUST

VOYA MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA PRIME RATE TRUST

VOYA NATURAL RESOURCES EQUITY INCOME FUND

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA SERIES FUND, INC.

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in (4)(b) — (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%

Not applicable

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant's fiscal years ended May 31, 2016 and May 31, 2015; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2016	2015
Voya Separate Portfolios Trust	$98,895	$91,892
Voya Investments, LLC (1)	$143,175	$203,800

(1)	Each Registrant's investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: the Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2.01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N/A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

(3)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 5, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 5, 2016